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TCW GALILEO FUNDS
OCTOBER 31, 2002


[GRAPHIC]


ANNUAL REPORT
INTERNATIONAL


ASIA PACIFIC EQUITIES

EMERGING MARKETS EQUITIES

EMERGING MARKETS INCOME

EUROPEAN EQUITIES

JAPANESE EQUITIES

SELECT INTERNATIONAL
EQUITIES


[TCW GALILEO FUNDS INC. LOGO]
TCW GALILEO FUNDS INC.
THE POWER OF INDEPENDENT THINKING

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TCW GALILEO FUNDS, INC.
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INTERNATIONAL
TABLE OF CONTENTS                                               OCTOBER 31, 2002

Letter To Shareholders............................    1

Management Discussions............................    2

Schedules of Investments:

  TCW Galileo Asia Pacific Equities Fund..........   15

  TCW Galileo Emerging Markets Equities Fund......   18

  TCW Galileo Emerging Markets Income Fund........   22

  TCW Galileo European Equities Fund..............   26

  TCW Galileo Japanese Equities Fund..............   29

  TCW Galileo Select International Equities
    Fund..........................................   31

Statements of Assets and Liabilities..............   34

Statements of Operations..........................   36

Statements of Changes in Net Assets...............   38

Notes to Financial Statements.....................   41

Financial Highlights..............................   50

Independent Auditors' Report......................   57

Tax Information Notice............................   58

Directors and Officers............................   59

[LOGO]
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TO OUR SHAREHOLDERS

We are pleased to submit the October 31, 2002 annual reports for the TCW Galileo Funds. On the following pages we have provided a discussion and analysis of each fund's investment performance as well as graphical analysis since inception.

TCW is committed to providing you with superior professional investment management and distinctive personal service through the TCW Galileo Funds. In addition, TCW carefully monitors each Fund's overall expense ratio to maintain their competitiveness.

The Galileo Mutual Funds continue to provide our clients with targeted investment strategies featuring daily liquidity, competitive management fees and no front end loads, or deferred sales charges.

We thank you for your support and look forward to assisting you in reaching your financial goals. Please call our Shareholders Services Department at (800) FUND-TCW (386-3829) or visit our website at WWW.TCW.COM if you have any questions or would like further information on the TCW Galileo Funds.

/s/ Marc I. Stern

Marc I. Stern
Chairman of the Board
December 4, 2002

TCW GALILEO ASIA PACIFIC EQUITIES FUND
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSIONS

The Galileo Asia Pacific Equities Fund (the "Fund") achieved a return of 6.61% for the fiscal year ended October 31, 2002. The return for the Fund's benchmark, the MSCI Total Return Far East ex Japan Index, was 15.14% for the same period.

Asian equity markets have had a reasonably solid year despite their historical dependence on high technology industries and the U.S. economy. An overweight position in Korea relative to Taiwan helped performance, but the fund was hurt by a large overweight position in Hong Kong, which actually fell over the course of the year and continued to underperform the region. A high weighting in Chinese stocks also hurt, with the Hang Seng "Red Chip" Index performing even worse than the Hong Kong market. The Fund did however capture some good performances in the smaller markets, notably Bangkok Bank in Thailand, which gained over 50% in U.S. dollar terms over the period. The largest holding in the fund, Samsung Electronics (10.58% of assets), also continued to reward our faith, and doubled over the period.

We note the economic problems in Hong Kong, which clearly impacted stock performance, but we feel our investments are well placed to withstand short-term difficulties, and appear to offer very good value compared to their own historical levels, and also within the region as a whole. It has always been wrong to write-off Hong Kong in the past, and we feel 2003 could be a very good year for the market. We confess to being more surprised at the weak performance of the China holdings, where the business fundamentals remain positive. Part of this may reflect increased government interference -- China Telecom (4.22% of assets) has certainly suffered from a perceived negative change in Chinese telecom regulation.

The long-term secular positives for Asia remain in place. The economies in China and India have proved quite resilient to the global downturn, and the potential growth once domestic demand reaches critical mass, are almost limitless. Also, the political environment within the region appears more favorable. In addition to China, governments in Thailand and Malaysia appear more investor friendly and even Indonesia, long the pariah of the region, is beginning to reform itself. The ability of Asia to generate trade surpluses and sustain growth is in sharp contrast to the events in Latin America, and local management quality is demonstrated by the way in which leading companies such as Taiwan Semiconductor (4.69% of assets) and Samsung Electronics have outperformed their global peer group in both profit and share price performance.

Our investment process remains consistent. We take a very stock specific approach to investment in the region. We invest in companies where we feel a high degree of confidence regarding the quality of the management and the underlying business. This is the driving factor behind our relatively high positions in Korean telecom and electronics, and in Hong Kong and Singapore financials. We have invested in Malaysia for the first time since capital controls were introduced in 1998 (they have since been abolished), as we are impressed by the significant improvements both at the macro policy level, and at the corporate governance level. Finally, asset allocation is overlaid as a risk control, both in terms of tracking error, and perceived country risk (the latter was influential in our decision on Malaysia), and this is used to optimize our stock picking.

2
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                     TCW GALILEO ASIA PACIFIC EQUITIES FUND

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUALIZED TOTAL RETURN(1)
1-Year                               3-Year  5-Year  Since Inception
6.61%                               (6.49)%   2.76%            4.66%

          FUND    MSCI TR FAR EAST FREE EX-JAPAN
Apr 93  $260,748                        $272,230
May 93  $282,603                        $288,175
Jun 93  $278,865                        $280,653
Jul 93  $284,578                        $282,488
Aug 93  $306,548                        $306,133
Sep 93  $319,790                        $317,950
Oct 93  $385,208                        $376,515
Nov 93  $395,558                        $373,980
Dec 93  $485,140                        $464,895
Jan 94  $458,448                        $433,140
Feb 94  $430,648                        $408,263
Mar 94  $380,263                        $363,855
Apr 94  $396,628                        $380,995
May 94  $413,425                        $397,240
Jun 94  $391,030                        $379,580
Jul 94  $407,825                        $400,780
Aug 94  $438,400                        $433,423
Sep 94  $432,800                        $426,443
Oct 94  $438,830                        $434,733
Nov 94  $391,458                        $393,328
Dec 94  $376,453                        $383,613
Jan 95  $333,343                        $342,468
Feb 95  $362,233                        $377,080
Mar 95  $360,455                        $378,890
Apr 95  $358,678                        $375,303
May 95  $401,790                        $421,030
Jun 95  $396,458                        $414,700
Jul 95  $414,680                        $421,248
Aug 95  $395,613                        $401,205
Sep 95  $396,515                        $408,168
Oct 95  $390,658                        $401,968
Nov 95  $384,803                        $397,745
Dec 95  $402,375                        $417,535
Jan 96  $444,730                        $455,803
Feb 96  $438,873                        $454,238
Mar 96  $436,623                        $457,895
Apr 96  $452,393                        $470,708
May 96  $449,240                        $466,128
Jun 96  $431,665                        $456,735
Jul 96  $408,343                        $423,830
Aug 96  $426,000                        $439,133
Sep 96  $435,508                        $450,223
Oct 96  $435,055                        $441,718
Nov 96  $470,820                        $467,008
Dec 96  $484,400                        $464,035
Jan 97  $485,308                        $470,778
Feb 97  $486,665                        $472,528
Mar 97  $460,410                        $446,703
Apr 97  $454,525                        $435,300
May 97  $496,630                        $457,405
Jun 97  $541,450                        $469,633
Jul 97  $545,548                        $471,920
Aug 97  $464,933                        $385,030
Sep 97  $455,773                        $382,138
Oct 97  $337,593                        $288,915
Nov 97  $320,645                        $270,540
Dec 97  $313,160                        $258,430
Jan 98  $306,555                        $236,668
Feb 98  $340,680                        $290,968
Mar 98  $331,325                        $283,865
Apr 98  $309,308                        $254,635
May 98  $265,278                        $215,198
Jun 98  $248,768                        $191,775
Jul 98  $244,128                        $186,453
Aug 98  $226,045                        $157,643
Sep 98  $241,303                        $174,628
Oct 98  $287,643                        $222,313
Nov 98  $301,773                        $242,560
Dec 98  $306,293                        $245,978
Jan 99  $305,728                        $237,940
Feb 99  $301,770                        $233,728
Mar 99  $330,593                        $260,000
Apr 99  $392,755                        $320,033
May 99  $387,668                        $305,643
Jun 99  $461,698                        $358,663
Jul 99  $463,393                        $344,925
Aug 99  $479,215                        $350,568
Sep 99  $450,395                        $322,510
Oct 99  $473,003                        $338,040
Nov 99  $569,073                        $371,765
Dec 99  $658,360                        $398,755
Jan 00  $645,930                        $390,200
Feb 00  $706,395                        $369,635
Mar 00  $688,878                        $387,198
Apr 00  $583,203                        $355,670
May 00  $534,040                        $326,793
Jun 00  $575,860                        $342,343
Jul 00  $547,603                        $330,128
Aug 00  $543,080                        $325,983
Sep 00  $495,610                        $288,283
Oct 00  $461,135                        $265,770
Nov 00  $436,833                        $252,523
Dec 00  $456,980                        $252,028
Jan 01  $494,430                        $285,913
Feb 01  $466,345                        $272,046
Mar 01  $406,080                        $243,127
Apr 01  $441,190                        $244,076
May 01  $433,583                        $242,684
Jun 01  $425,393                        $237,612
Jul 01  $406,668                        $228,578
Aug 01  $396,720                        $224,921
Sep 01  $334,110                        $189,143
Oct 01  $362,780                        $198,846
Nov 01  $410,760                        $226,277
Dec 01  $431,825                        $246,777
Jan 02  $437,093                        $256,927
Feb 02  $437,093                        $257,647
Mar 02  $466,933                        $276,470
Apr 02  $476,295                        $280,413
May 02  $474,538                        $274,987
Jun 02  $450,550                        $260,223
Jul 02  $425,390                        $250,743
Aug 02  $407,835                        $245,214
Sep 02  $366,290                        $217,340
Oct 02  $386,768                        $228,962

VALUE OF $250,000
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.
INCEPTION 4/1/1993

(1) PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR LIMITED PARTNERSHIP FOR PERIODS BEFORE THE FUND'S REGISTRATION BECAME EFFECTIVE. THE PREDECESSOR LIMITED PARTNERSHIP WAS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED ("1940 ACT"), AND, THEREFORE WAS NOT SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS THAT ARE IMPOSED BY THE 1940 ACT. IF THE LIMITED PARTNERSHIP HAD BEEN REGISTERED UNDER THE 1940 ACT, THE LIMITED PARTNERSHIP'S PERFORMANCE MAY HAVE BEEN LOWER.

3
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TCW GALILEO EMERGING MARKETS EQUITIES FUND
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSIONS

The total return achieved by the TCW Galileo Emerging Markets Equities Fund (the "Fund") for the fiscal year ended October 31, 2002 was positive 4.14%. The Fund's benchmark, MSCI Total Return Gross Emerging Markets Free Index (USD), posted a positive 8.44% return for the same period.

Emerging equity markets held up reasonably well during the period, considering that global equity market returns, in general, faced a challenging environment characterized by heightened risk aversion, concerns about corporate governance, fears of a "double-dip" recession in the U.S., and uncertainty related to a potential war involving Iraq. On the other hand, the continued decline in global interest rates, coupled with signs of a gradual economic recovery in both Europe and the U.S., has been supportive of emerging markets equity prices.

The Fund's performance relative to its benchmark for the period under consideration was positively impacted by country selection, including overweight positions in markets that performed well, such as South Korea, Mexico, and Thailand, and underweight positions in poorly performing markets such as Argentina and Israel. On the other hand, the Fund's underperformance relative to its benchmark is primarily attributable to poor stock selection in South Korea and Taiwan, where the Fund's exposure to technology related names was negatively impacted by the prolonged slump in the global technology sector.

The outlook for global equities remains uncertain given the weak global economic environment and the heightened risk premium associated with the present political environment in the Middle East. Against this backdrop, emerging markets are likely to be volatile in the short term. In the medium term, the asset class is looking attractively valued, supported by stronger GDP growth and solid earnings. The asset class is trading on a P/E ratio of about 10x 2002 earnings and 8x 2003 earnings according to consensus earnings. Many companies in the emerging market region can perform well despite a weak global economic environment due to strong domestic demand, outsourcing and/or the scarcity of natural resources. These factors leave the asset class well placed for a rerating when equity risk aversion decreases.

Accordingly, the Fund is positioned with a focus on markets which have strong domestic demand and companies which are less dependent on global growth. In general, we prefer Asia which has higher economic growth largely derived from strong domestic demand, current account surpluses, and low levels of debt. Its policy makers also have the flexibility to stimulate further domestic growth. With respect to the larger Asian markets we continue to favor Korea, China, and India, and remain underweight in Taiwan. In Latin America the situation is very different. The region is running current account deficits, is more dependent on the U.S. for financing, and at the same time exhibits significant political risk. The Fund's Latin America exposure is limited to Mexico, Brazil and Chile. In Emerging Europe, Middle East and Africa, the Fund continues to favor Russia, where firm oil prices have been supportive, and Hungary, where domestic demand remains solid. In South Africa, the Fund has a neutral weighting given the expectation that the hike in domestic interest rates will temper the economy's recent resilience.

4
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                   TCW GALILEO EMERGING MARKETS EQUITIES FUND

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUALIZED TOTAL RETURN(1)
1-Year                               3-Year   5-Year  Since Inception
4.14%                               (6.18%)  (4.80%)            0.04%

          FUND    MSCI TR EMERGING MARKETS FREE
Jun 93  $254,500                       $257,413
Jul 93  $259,793                       $264,213
Aug 93  $278,005                       $286,523
Sep 93  $283,815                       $297,003
Oct 93  $320,370                       $323,650
Nov 93  $335,973                       $337,973
Dec 93  $404,275                       $393,838
Jan 94  $408,563                       $401,003
Feb 94  $380,330                       $393,870
Mar 94  $337,733                       $358,228
Apr 94  $332,408                       $351,063
May 94  $340,395                       $363,078
Jun 94  $321,758                       $353,070
Jul 94  $336,590                       $375,023
Aug 94  $371,960                       $421,568
Sep 94  $376,903                       $426,360
Oct 94  $370,060                       $418,668
Nov 94  $352,943                       $396,900
Dec 94  $311,488                       $365,023
Jan 95  $273,835                       $326,188
Feb 95  $269,270                       $317,820
Mar 95  $265,468                       $319,840
Apr 95  $275,735                       $334,190
May 95  $292,470                       $351,968
Jun 95  $289,808                       $353,008
Jul 95  $300,078                       $360,933
Aug 95  $293,233                       $352,430
Sep 95  $287,908                       $350,758
Oct 95  $273,455                       $337,330
Nov 95  $273,455                       $331,315
Dec 95  $283,810                       $346,010
Jan 96  $310,513                       $370,605
Feb 96  $301,360                       $364,713
Mar 96  $307,083                       $367,553
Apr 96  $323,868                       $382,248
May 96  $326,918                       $380,543
Jun 96  $325,775                       $382,918
Jul 96  $305,243                       $356,748
Aug 96  $317,453                       $365,880
Sep 96  $317,835                       $369,050
Oct 96  $312,110                       $359,208
Nov 96  $322,030                       $365,225
Dec 96  $330,443                       $366,878
Jan 97  $353,445                       $391,903
Feb 97  $367,248                       $408,685
Mar 97  $357,663                       $397,950
Apr 97  $358,045                       $398,653
May 97  $376,828                       $410,063
Jun 97  $406,730                       $432,008
Jul 97  $418,118                       $438,458
Aug 97  $372,218                       $382,663
Sep 97  $382,245                       $393,268
Oct 97  $320,918                       $328,738
Nov 97  $317,445                       $316,743
Dec 97  $330,945                       $324,375
Jan 98  $305,873                       $298,933
Feb 98  $321,303                       $330,135
Mar 98  $330,173                       $344,463
Apr 98  $330,173                       $340,710
May 98  $287,745                       $294,018
Jun 98  $262,290                       $263,178
Jul 98  $274,963                       $271,520
Aug 98  $196,953                       $193,013
Sep 98  $196,953                       $205,258
Oct 98  $215,105                       $226,873
Nov 98  $221,670                       $245,740
Dec 98  $219,738                       $242,178
Jan 99  $217,035                       $238,270
Feb 99  $214,718                       $240,590
Mar 99  $236,730                       $272,295
Apr 99  $264,148                       $305,985
May 99  $263,378                       $304,205
Jun 99  $300,065                       $338,730
Jul 99  $294,273                       $329,528
Aug 99  $300,838                       $332,525
Sep 99  $297,363                       $321,273
Oct 99  $303,928                       $328,113
Nov 99  $342,935                       $357,533
Dec 99  $413,605                       $403,005
Jan 00  $403,953                       $405,408
Feb 00  $430,600                       $410,760
Mar 00  $423,650                       $412,765
Apr 00  $377,308                       $373,638
May 00  $363,793                       $358,190
Jun 00  $384,645                       $370,808
Jul 00  $352,978                       $351,738
Aug 00  $349,500                       $353,468
Sep 00  $316,675                       $322,605
Oct 00  $293,890                       $299,215
Nov 00  $266,858                       $273,053
Dec 00  $281,533                       $279,645
Jan 01  $315,905                       $318,150
Feb 01  $288,873                       $293,239
Mar 01  $260,683                       $264,443
Apr 01  $283,855                       $277,506
May 01  $289,263                       $280,808
Jun 01  $281,150                       $275,052
Jul 01  $263,000                       $257,669
Aug 01  $256,435                       $255,118
Sep 01  $222,450                       $215,625
Oct 01  $240,988                       $229,016
Nov 01  $264,158                       $252,925
Dec 01  $275,968                       $273,002
Jan 02  $282,613                       $282,254
Feb 02  $287,305                       $286,889
Mar 02  $301,768                       $304,145
Apr 02  $305,675                       $306,119
May 02  $308,020                       $301,243
Jun 02  $284,958                       $278,643
Jul 02  $259,943                       $257,450
Aug 02  $260,725                       $261,417
Sep 02  $236,100                       $233,213
Oct 02  $250,953                       $248,346

VALUE OF $250,000
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.
INCEPTION 6/1/1993

(1) PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR LIMITED PARTNERSHIP FOR PERIODS BEFORE THE FUND'S REGISTRATION BECAME EFFECTIVE. THE PREDECESSOR LIMITED PARTNERSHIP WAS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED ("1940 ACT"), AND, THEREFORE WAS NOT SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS THAT ARE IMPOSED BY THE 1940 ACT. IF THE LIMITED PARTNERSHIP HAD BEEN REGISTERED UNDER THE 1940 ACT, THE LIMITED PARTNERSHIP'S PERFORMANCE MAY HAVE BEEN LOWER.

5
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TCW GALILEO EMERGING MARKETS INCOME FUND
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSIONS

The TCW Galileo Emerging Markets Income Fund (the "Fund") posted a 12.96% return for the fiscal year ended October 31, 2002, beating the benchmark, the JPM EMBI Global Diversified Index, which returned 9.81% over the same period. Excess returns were attributable to overweighted positions in Russia and Turkey, and underweighted positions in Argentina.

GLOBAL OUTLOOK

Economic conditions in the US, Europe, and Japan are mixed. In the US, consumption and fiscal stimulus are working to partially offset the collapse in investment. But aggregate demand may be faltering and consumer confidence has fallen for five consecutive months.

Economic growth in Europe is weak. Rigid EU membership criteria limit the scope for fiscal stimulus and the ECB has been unwilling to apply additional monetary stimulus. In Japan, economic conditions are deteriorating, but recently announced cabinet changes may actually signal new momentum for structural reforms.

Global risk aversion is still high. Geopolitical uncertainties are rising as the US lays the groundwork for a military intervention against Iraq. While the probability of ultimate success is high, military action against Iraq could have uncertain consequences for regional stability in the Middle East, oil prices, and economic growth.

THE EMERGING MARKETS AND CREDIT FUNDAMENTALS

For the emerging markets, economic conditions are similarly mixed. Growth fundamentals are widely diverging between regions. In Asia, strong domestic demand is mitigating the impact of slower export growth. Asia (excluding Japan), Russia, and Turkey could post GDP growth rates of 4% or higher this year. By contrast, Argentina could drop 15% and Venezuela could drop by 5% or more--an astonishing result given the prevailing high level of oil prices.

Credit fundamentals are mostly stable. Fiscal discipline has been broadly maintained. Borrowing requirements have been manageable. Macroeconomic and financial imbalances are well contained. Inflation pressures are under control. Progress on structural reforms has been more limited. While commodity and export prices are generally weaker, high oil prices are a continuing windfall for exporters and net positive benefit to the emerging markets overall.

The medium-term outlook for the emerging markets is framed by two systemic risks--global recession with accompanying deflation and rising populism. Deflationary pressures could intensify as economic growth stalls in the US, Europe, and Japan. Uncertainty over Iraq may aggravate the slowdown in aggregate demand. Notwithstanding these potential risks, it is our continuing view that fiscal and monetary stimulus will be sufficient to reverse recession (and deflation) in the US. In Europe, there is still scope to lower interest rates even where fiscal policy is more constrained. Japan is the wild card. A breakthrough on banking sector reforms could lead to weaker economic growth in the near-term, but may finally unleash wide scale corporate restructuring and sustainable long-term economic growth. While we have been disappointed before, the new composition and resolve of the Koizumi government could be a seminal turning point in reversing Japan's lost decade.

Populist pressures are contained. Despite the widening claims to the contrary, the paradigm shift to market-based economic reforms is still solidly on track. Populist pressures are stirring in parts of Latin America. In Brazil's national elections, leftist parties made impressive gains. Two populist candidates will contest the run-off for president in the final round of Ecuador's national elections. Do these trends reflect a systemic shift toward populism? In our view, they do not. These populist pressures are still isolated. In Brazil, Lula and his coalition of leftist parties have disavowed some of their most radical positions in a deliberate effort to expand their political
6
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base. By moving to the political center, Lula finally assembled a winning political coalition. In Colombia, recent election outcomes were even more encouraging. Alvaro Uribe was elected with a strong mandate. The priorities of his center-right government will be domestic security and economic reform. Finally, in Venezuela, popular support for the Chavez government (and its Bolivarian experiment) has eroded. Renewed efforts are underway to remove Chavez from power to make way for new national elections.

INVESTMENT OUTLOOK

Global economic uncertainty, geopolitical risks, and Brazil will frame our near-term investment outlook for the emerging markets. The underlying assumptions to our investment strategy are summarized in the scenarios described below.

In the Base Case investment outlook, global economic growth gradually strengthens in response to fiscal and monetary stimulus in the US, lower interest rates in Europe, and improving prospects for structural reforms in Japan. Peak global liquidity conditions should last until a broad-based recovery is underway in both economic growth and corporate earnings. Commodity and export prices should be biased to the upside. Military intervention against Iraq achieves its geopolitical objectives without major disruption or spillover to the Middle East. Election outcomes in Brazil and Turkey brought opposition parties to power and policy uncertainties could increase in the near-term. However, these new governments will have limited policy flexibility. Economic policies will be constrained by the need for tight fiscal discipline and deeper structural reforms. Credit fundamentals should be broadly stable with an improving bias as economic growth strengthens. Lower systemic risks and diminishing geopolitical uncertainties should lead to lower relative default risks and some tightening in credit spreads.

In the Best Case, several positive shocks could lead to better than expected outcomes for economic growth and credit fundamentals. A continuing recovery in the US equity markets could significantly bolster confidence and aggregate demand. Stronger than expected economic growth could give additional support to credit fundamentals and new momentum to structural reforms. Better than expected reform progress in Brazil, Colombia and Turkey, and an improving political climate in Venezuela could lead to an improving outlook for these countries. A major new US trade initiative could signal deepening economic, financial, and regulatory linkages with Latin America.

In the Worst Case, confidence and economic growth could falter against a continuing succession of negative global shocks. Global recession and deflation risks could escalate. Backtracking on reforms in Brazil, Turkey and Colombia could presage a wider backlash against orthodox policy. Credit fundamentals and debt service indicators could broadly deteriorate. Systemic default risks could increase sharply.

INVESTMENT STRATEGY

Our investment strategy is built around the Base Case assumptions as described above with an upside bias as growth fundamentals strengthen. Our largest positions (Russia, Brazil, Colombia, Turkey, Mexico) are taken in countries with stable to improving credit fundamentals, attractive valuations, with favorable risk/return profiles. These countries also have strong geopolitical linkages that reinforce the underlying quality of credit fundamentals.

TCW GALILEO EMERGING MARKETS INCOME FUND
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSIONS (CONTINUED)

                    TCW GALILEO EMERGING MARKETS INCOME FUND

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUALIZED TOTAL RETURN(1)
1-Year                              3-Year  5-Year  Since Inception
12.96%                              13.28%   6.74%            8.32%

          FUND    JPM EMBI GLOBAL CONSTRAINED
Sep 96  $257,620                     $264,655
Oct 96  $257,750                     $269,170
Nov 96  $267,053                     $282,678
Dec 96  $272,228                     $285,455
Jan 97  $281,115                     $292,423
Feb 97  $289,678                     $297,285
Mar 97  $280,035                     $286,403
Apr 97  $289,260                     $294,888
May 97  $301,975                     $305,130
Jun 97  $310,955                     $312,413
Jul 97  $320,445                     $325,310
Aug 97  $321,128                     $323,785
Sep 97  $329,975                     $332,948
Oct 97  $295,170                     $299,403
Nov 97  $303,775                     $310,433
Dec 97  $300,593                     $316,318
Jan 98  $298,310                     $318,780
Feb 98  $311,180                     $326,673
Mar 98  $321,985                     $333,583
Apr 98  $324,288                     $334,325
May 98  $304,863                     $325,513
Jun 98  $287,028                     $317,603
Jul 98  $287,490                     $318,363
Aug 98  $181,693                     $235,690
Sep 98  $193,463                     $258,133
Oct 98  $211,365                     $274,998
Nov 98  $233,850                     $293,395
Dec 98  $229,308                     $290,648
Jan 99  $225,058                     $287,283
Feb 99  $228,360                     $289,063
Mar 99  $243,385                     $304,535
Apr 99  $267,320                     $321,008
May 99  $255,075                     $305,580
Jun 99  $264,345                     $314,450
Jul 99  $262,960                     $310,010
Aug 99  $262,260                     $309,023
Sep 99  $270,380                     $318,045
Oct 99  $281,420                     $328,268
Nov 99  $290,045                     $336,103
Dec 99  $302,373                     $347,495
Jan 00  $301,640                     $343,480
Feb 00  $314,178                     $358,460
Mar 00  $319,383                     $365,373
Apr 00  $314,135                     $358,348
May 00  $305,063                     $350,420
Jun 00  $320,698                     $366,030
Jul 00  $328,388                     $376,738
Aug 00  $336,140                     $388,645
Sep 00  $331,058                     $384,398
Oct 00  $323,965                     $377,515
Nov 00  $319,195                     $376,298
Dec 00  $333,690                     $391,560
Jan 01  $345,955                     $409,103
Feb 01  $340,183                     $405,998
Mar 01  $337,270                     $404,496
Apr 01  $339,995                     $403,768
May 01  $348,030                     $414,548
Jun 01  $356,125                     $422,342
Jul 01  $348,188                     $410,516
Aug 01  $360,498                     $410,516
Sep 01  $350,278                     $415,533
Oct 01  $362,098                     $422,406
Nov 01  $376,213                     $425,388
Dec 01  $387,885                     $429,578
Jan 02  $393,660                     $436,859
Feb 02  $403,830                     $450,542
Mar 02  $403,830                     $451,064
Apr 02  $412,160                     $456,991
May 02  $410,190                     $456,027
Jun 02  $385,640                     $439,720
Jul 02  $365,908                     $425,728
Aug 02  $395,100                     $449,492
Sep 02  $380,138                     $443,612
Oct 02  $409,038                     $463,832

VALUE OF $250,000
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.
INCEPTION 9/4/1996

(1) PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR LIMITED PARTNERSHIP FOR PERIODS BEFORE THE FUND'S REGISTRATION BECAME EFFECTIVE. THE PREDECESSOR LIMITED PARTNERSHIP WAS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED ("1940 ACT"), AND, THEREFORE WAS NOT SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS THAT ARE IMPOSED BY THE 1940 ACT. IF THE LIMITED PARTNERSHIP HAD BEEN REGISTERED UNDER THE 1940 ACT, THE LIMITED PARTNERSHIP'S PERFORMANCE MAY HAVE BEEN LOWER.

TCW GALILEO EUROPEAN EQUITIES FUND
                                                                          [ICON]
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSIONS

For the fiscal year ended October 31, 2002, the TCW Galileo European Equities Fund (the "Fund") returned negative 22.86% for its I Class shares. The Fund's benchmark, the MSCI Europe Index, returned negative 13.59% for the same period. For the N Class shares, the return was negative 22.25%. The performance of the Fund's two classes varies because of differing expenses.

Over the period the Euro has appreciated by some 9.0% versus the U.S. Dollar. This reflects continued weakening of economic data from the U.S. as well as a growing differential between the European and the U.S. level of interest rates. We expect the U.S. Dollar to remain weak until above trend economic growth resumes. This provides benefits for the international investor to gain exposure not only to attractive European growth companies through the Fund, but also to diversify away from Dollar markets and gain exposure to the potential for further appreciation of the Euro.

The past year has been one of enormous volatility and, for most investors, enormous losses. We believe that there are several key reasons why equities -- growth stocks in particular -- remain attractive as a long-term investment and we also believe that when markets do recover, growth as a style will lead the market by some considerable margin.

While the outlook for corporate earnings has improved, the equity market has been focused on the risk of war in the Middle East, the prospect for deflation and the possibility of a prolonged economic downturn or "double-dip". However, we believe that even if all of these factors occur at once, the markets have now priced in such events. As a result, we are optimistic that our stocks will perform well once the equity market removes the risk premium for such scenarios.

The threat of a military attack on Iraq has been, and is still an impediment to better equity markets and the cat and mouse between UN officials, Iraq and the U.S. will prove testing for European equity markets and lead to further volatility. Nonetheless, recent earnings within Europe have been poor but no worse than expectations, and in some cases -- such as Vodafone (4.32% of fund), Nokia (1.86% of fund), Infineon (1.45% of fund), Siemens (2.91% of fund), Philips Electronics (3.65% of fund) and Bank of Ireland (3.75% of fund) -- the market has been pleasantly surprised. This leads us to believe that we are through the worst of the earnings cycle which should help underpin our growth stocks' valuations.

Technology stocks have generally been the hardest sectors hit over the past twelve months, but new lows in banks and insurance -- which account for around one quarter of the European index -- have led the equity markets down. Fears over rising bad debt, deflation, loan losses and an earnings collapse have led to many European banks trading below book value and some insurance companies trading below embedded value. Either the equity market believes that some technology and financial stocks will face bankruptcy or they are priced to recover over the coming months. Valuations for many growth stocks in Europe, such as Nokia, Infineon, ASM Lithography, Vodafone and even financials such as AXA (4.51% of fund), are now below those of utilities and drug companies. While we understand why investors are nervous about these companies' abilities to cover their cost of capital and generate cashflow in order to pay down debt, we think that on many traditional valuation measures, they are attractive. Some European insurance companies have been forced sellers of stocks, which has perpetuated share price declines because of cross holdings. Defensives sectors, such as real estate, mining, and oils have performed well over the past year, but only in relative terms, as they still tended to fall in absolute terms. But we now see their valuations as stretched.

The equity risk premium has risen to above 5.0% in Europe (a level last seen in
1989) reflecting fears of a new war with Iraq in addition to fears of deflation, recession and a debt trap. As long-term growth investors, we believe that irrational pessimism has driven many growth stocks
9

TCW GALILEO EUROPEAN EQUITIES FUND
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSIONS (CONTINUED)
down to a level where assets are not only cheap, but where in some cases the equity yields more than the corporate debt and free cashflow yields are more than twice the return on 10 year Treasuries. This means that the risk-reward ratio is now extremely attractive for growth stocks.

Despite the worsening economic backdrop, which has deteriorated somewhat over the past year, the European Central Bank (ECB) has been slow to cut interest rates. The ECB has recently indicated that rates are at an appropriate level given inflation is near the 2% target ceiling. We believe that there is a good opportunity for the ECB to follow the Federal Reserve and be more aggressive in lowering interest rates to boost consumption. We feel that rates in Europe should be lowered and could be cut before the end of January 2003. Nonetheless, the broadly positive 2003 macro outlook for the Eurozone remains intact with consensus for GDP growth around 2.0-2.3% and +28% for consensus earnings, although this may still be a little optimistic and could be revised downward over the next few months.

We are now more optimistic on the likelihood of good returns from equities on the basis of attractive valuations and the prospect of a reduced equity risk premium once the Iraq situation is resolved (although this could take some time). We believe that the threat of war is partly to blame for the accelerated sell-off in equities during September particularly and the removal, when justified, of the war risk premium could lead to a recovery in growth stocks. However, the longer-term risk is that monetary policy fails and governments protect their budgets by fiscal prudence. There has been some concern over the threat of deflation and its effect on corporate profits but we feel that this is overdone. We believe that Europe is not Japan and central bankers in Europe and in the U.S. will successfully stave off a full recession. We remain cautiously optimistic on the outlook for growth stocks over the coming months and believe that with value having outperformed growth by 80% over the past two years, the long-term investor will benefit from remaining invested in growth stocks.

                                                                          [ICON]
--------------------------------------------------------------------------------

                  TCW GALILEO EUROPEAN EQUITIES FUND - I CLASS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUALIZED TOTAL RETURN
1-Year                             3-Year  Since Inception
(22.86)%                         (16.87)%          (5.02)%

          FUND    MSCI EUROPE (GROSS)
Nov 97  $251,750             $253,905
Dec 97  $254,750             $263,250
Jan 98  $263,750             $274,273
Feb 98  $288,000             $295,785
Mar 98  $308,000             $316,925
Apr 98  $318,250             $323,148
May 98  $329,248             $329,773
Jun 98  $324,998             $333,463
Jul 98  $330,248             $340,125
Aug 98  $287,998             $297,423
Sep 98  $272,248             $285,613
Oct 98  $292,498             $308,558
Nov 98  $307,248             $325,055
Dec 98  $319,593             $339,348
Jan 99  $326,263             $337,243
Feb 99  $317,285             $328,765
Mar 99  $317,285             $332,435
Apr 99  $324,210             $342,425
May 99  $310,873             $326,060
Jun 99  $316,773             $331,645
Jul 99  $320,878             $334,810
Aug 99  $324,983             $338,295
Sep 99  $322,418             $335,773
Oct 99  $336,270             $348,213
Nov 99  $364,485             $357,685
Dec 99  $428,530             $394,425
Jan 00  $416,230             $366,410
Feb 00  $458,200             $385,600
Mar 00  $449,910             $394,995
Apr 00  $426,920             $377,640
May 00  $415,423             $374,638
Jun 00  $423,975             $382,770
Jul 00  $422,108             $376,743
Aug 00  $415,155             $372,390
Sep 00  $385,750             $355,038
Oct 00  $372,650             $352,425
Nov 00  $346,183             $338,863
Dec 00  $369,505             $362,308
Jan 01  $366,055             $362,486
Feb 01  $336,148             $330,685
Mar 01  $312,858             $306,125
Apr 01  $335,573             $328,154
May 01  $319,183             $312,524
Jun 01  $303,080             $300,855
Jul 01  $300,205             $301,637
Aug 01  $280,653             $293,861
Sep 01  $238,955             $264,542
Oct 01  $250,458             $272,931
Nov 01  $263,110             $283,892
Dec 01  $270,028             $291,165
Jan 02  $250,240             $275,981
Feb 02  $245,003             $275,937
Mar 02  $258,970             $290,978
Apr 02  $250,823             $288,999
May 02  $247,913             $288,467
Jun 02  $237,728             $278,573
Jul 02  $202,810             $247,607
Aug 02  $198,445             $247,622
Sep 02  $167,603             $215,052
Oct 02  $193,208             $235,850

VALUE OF $250,000
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.
INCEPTION 11/1/1997

                  TCW GALILEO EUROPEAN EQUITIES FUND - N CLASS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUALIZED TOTAL RETURN
1-Year                             3-Year  Since Inception
(22.25)%                         (16.98)%         (12.68)%

         FUND   MSCI EUROPE (GROSS)
MAR 99  $2,000               $2,022
APR 99  $2,042               $2,083
MAY 99  $1,958               $1,984
JUN 99  $1,995               $2,018
JUL 99  $2,021               $2,037
AUG 99  $2,045               $2,058
SEP 99  $2,029               $2,043
OCT 99  $2,125               $2,118
NOV 99  $2,304               $2,176
DEC 99  $2,704               $2,399
JAN 00  $2,625               $2,229
FEB 00  $2,889               $2,346
MAR 00  $2,835               $2,403
APR 00  $2,689               $2,297
MAY 00  $2,615               $2,279
JUN 00  $2,669               $2,329
JUL 00  $2,654               $2,292
AUG 00  $2,610               $2,265
SEP 00  $2,423               $2,160
OCT 00  $2,339               $2,144
NOV 00  $2,172               $2,061
DEC 00  $2,317               $2,204
JAN 01  $2,294               $2,205
FEB 01  $2,107               $2,012
MAR 01  $1,960               $1,862
APR 01  $2,100               $1,996
MAY 01  $1,998               $1,901
JUN 01  $1,899               $1,830
JUL 01  $1,881               $1,835
AUG 01  $1,756               $1,788
SEP 01  $1,495               $1,609
OCT 01  $1,563               $1,660
NOV 01  $1,643               $1,727
DEC 01  $1,732               $1,771
JAN 02  $1,603               $1,679
FEB 02  $1,574               $1,679
MAR 02  $1,658               $1,770
APR 02  $1,600               $1,758
MAY 02  $1,580               $1,755
JUN 02  $1,516               $1,695
JUL 02  $1,290               $1,506
AUG 02  $1,255               $1,506
SEP 02  $1,058               $1,308
OCT 02  $1,216               $1,435

VALUE OF $2,000
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.
INCEPTION 3/1/1999

TCW GALILEO JAPANESE EQUITIES FUND
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSIONS

The TCW Galileo Japanese Equities Fund (the "Fund") had a negative return of 32.84% for the fiscal year ended October 31, 2002. The Fund's benchmark, the MSCI Japan Index, fell by 16.42% over the period.

All of the positions in the Fund were liquidated in the middle of February 2002 following client redemptions. The assets of the Fund were too small to allow reasonable diversification. It remained invested in cash until late April, when cash inflows allowed the Fund to re-invest in Japanese equities. As such the performance record of the Fund was broken, and therefore any statistics regarding performance or peer group rankings are invalid.

The Japanese market has performed poorly over the year, as hopes for reform and a solution to the banking crisis have steadily faded from view. Prime Minister Koizumi has proved a great disappointment, either unable or unwilling to confront the conservative vested interests that have so far blocked reform initiatives. The banks themselves, weighed down by huge non-performing loans, have taken the easy route of cutting assets and selling cross-held shares rather than actually tackling the problem head-on. The result is that the economy has stagnated, deflation persists, and foreign investors have become extremely disillusioned with the Japanese equity market. The widely used Nikkei 225 Index is flirting with 19 year lows, which is an unprecedented decline for a major market over the past 50 years.

The Fund currently holds a mixture of blue chip, internationally competitive companies such as Sony (4.10% of assets), Honda (5.12% of assets), Fanuc (3.30% of assets), and Murata (4.51% of assets), together with strong domestic franchises e.g. Seven-Eleven Japan (3.37% of assets), NTT Mobile (5.93% of assets), and Tostem Inax (6.42% of assets). This strategy has generally been positive for performance. On the other hand, the Fund has maintained positions in the banking sector, which has suffered deep declines as reform initiatives have faded. We believe that the major banking stocks are now discounting a very negative scenario, either in terms of nationalization or huge dilution of existing shareholders, and we feel they will perform much better over the coming year.
                       TCW GALILEO JAPANESE EQUITIES FUND

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUALIZED TOTAL RETURN(1)
1-Year                                3-Year   5-Year  Since Inception
(32.84)%                            (22.70)%  (6.55)%         (10.28)%

          FUND    MSCI JAPAN USD (GROSS)
May 95  $227,015                $234,530
Jun 95  $220,880                $223,360
Jul 95  $233,730                $241,170
Aug 95  $231,015                $231,508
Sep 95  $223,685                $233,500
Oct 95  $212,883                $220,470
Nov 95  $229,345                $233,550
Dec 95  $244,025                $245,520
Jan 96  $247,438                $242,323
Feb 96  $243,528                $238,038
Mar 96  $250,865                $246,465
Apr 96  $277,490                $260,508
May 96  $267,345                $247,130
Jun 96  $267,993                $248,465
Jul 96  $256,163                $237,368
Aug 96  $242,730                $226,788
Sep 96  $247,880                $234,673
Oct 96  $232,070                $218,955
Nov 96  $226,733                $223,158
Dec 96  $207,093                $207,760
Jan 97  $188,053                $185,173
Feb 97  $188,978                $189,523
Mar 97  $180,188                $183,305
Apr 97  $178,168                $189,978
May 97  $204,788                $210,988
Jun 97  $213,130                $226,783
Jul 97  $193,288                $219,900
Aug 97  $175,818                $200,855
Sep 97  $158,555                $197,843
Oct 97  $155,440                $179,440
Nov 97  $131,813                $168,453
Dec 97  $113,318                $158,838
Jan 98  $136,860                $173,033
Feb 98  $140,625                $173,960
Mar 98  $131,995                $162,150
Apr 98  $134,663                $161,518
May 98  $130,895                $152,663
Jun 98  $130,268                $154,830
Jul 98  $131,680                $152,813
Aug 98  $117,710                $135,410
Sep 98  $116,298                $131,738
Oct 98  $132,308                $153,858
Nov 98  $142,978                $160,935
Dec 98  $148,785                $167,173
Jan 99  $150,040                $168,410
Feb 99  $152,553                $164,743
Mar 99  $179,078                $187,618
Apr 99  $188,023                $195,478
May 99  $183,000                $184,485
Jun 99  $203,090                $201,973
Jul 99  $222,710                $222,163
Aug 99  $231,028                $220,638
Sep 99  $238,718                $234,053
Oct 99  $239,818                $244,113
Nov 99  $261,005                $254,608
Dec 99  $292,000                $270,435
Jan 00  $281,940                $258,748
Feb 00  $295,415                $252,065
Mar 00  $316,260                $272,878
Apr 00  $282,298                $252,383
May 00  $275,648                $239,563
Jun 00  $292,540                $256,060
Jul 00  $260,195                $226,595
Aug 00  $284,128                $241,293
Sep 00  $266,133                $229,330
Oct 00  $240,763                $216,058
Nov 00  $233,745                $207,105
Dec 00  $216,853                $194,535
Jan 01  $216,853                $192,222
Feb 01  $205,638                $183,580
Mar 01  $200,138                $178,272
Apr 01  $216,850                $190,393
May 01  $214,948                $189,938
Jun 01  $200,138                $178,631
Jul 01  $181,488                $165,323
Aug 01  $177,668                $161,190
Sep 01  $165,993                $146,241
Oct 01  $164,933                $145,937
Nov 01  $161,960                $147,519
Dec 01  $147,408                $137,569
Jan 02  $136,353                $126,801
Feb 02  $140,255                $132,070
Mar 02  $140,255                $139,772
Apr 02  $139,820                $147,910
May 02  $153,478                $157,132
Jun 02  $143,070                $148,949
Jul 02  $135,050                $138,603
Aug 02  $133,100                $137,135
Sep 02  $124,428                $131,101
Oct 02  $110,770                $121,979

VALUE OF $250,000
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.
INCEPTION 5/1/1995

(1) PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR LIMITED PARTNERSHIP FOR PERIODS BEFORE THE FUND'S REGISTRATION BECAME EFFECTIVE. THE PREDECESSOR LIMITED PARTNERSHIP WAS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED ("1940 ACT"), AND, THEREFORE WAS NOT SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS THAT ARE IMPOSED BY THE 1940 ACT. IF THE LIMITED PARTNERSHIP HAD BEEN REGISTERED UNDER THE 1940 ACT, THE LIMITED PARTNERSHIP'S PERFORMANCE MAY HAVE BEEN LOWER.

TCW GALILEO SELECT INTERNATIONAL EQUITIES FUND
                                                                          [ICON]
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSIONS

For the fiscal year ended October 31, 2002, the TCW Galileo Select International Equities Fund (the "Fund") returned negative 16.83%. The Fund's benchmark, the MSCI EAFE Index, returned negative 12.93% for the same period.

Fears of war with Iraq have led to a 12.0% rise in oil prices to above $30, crippling profit margins for manufacturers, and investors' appetite for risk has collapsed as the equity risk premium has increased to above 5.0%.

The past year has been one of enormous volatility and, for most investors, enormous losses. We believe that there are several key reasons why equities -- growth stocks in particular -- remain attractive as a long-term investment and we also believe that when markets do recover, growth as a style will lead the market by some considerable margin.

While the outlook for corporate earnings has improved, the international equity markets have been focused on the risk of war in the Middle East, the prospect for deflation and the possibility of a prolonged economic downturn or 'double-dip'. However, we believe that even if all of these factors occur at once, the markets have now priced in such events. As a result, we are optimistic that our stocks will perform well once the equity market removes the risk premium for such scenarios.

The threat of a military attack on Iraq has been, and is still an impediment to better equity markets and the cat and mouse between UN officials, Iraq and the U.S. will prove testing for international equity markets and lead to further volatility. Nonetheless, recent earnings within the international region have been poor but not worse than expectations, and in some cases -- such as Samsung Electronics (2.55% of fund), Vodafone (4.38% of fund), NTT Mobile (3.03% of fund), Infineon (1.92% of fund), Siemens (2.72% of fund), Philips Electronics (3.07% of fund) and Bank of Ireland (3.61% of fund) -- the market has been pleasantly surprised. This leads us to believe that we are through the worst of the earnings cycle, which should help underpin our international growth stocks' valuations.

Technology stocks have generally been the hardest sectors hit over the past twelve months, but new lows in banks and insurance -- which account for around one quarter of the European index -- have led the equity markets down. Fears over rising bad debt, deflation, loan losses and an earnings collapse have led to many European banks trading below book value and some insurance companies trading below embedded value. Either the equity market believes that some technology and financial stocks will face bankruptcy or they are priced to recover over the coming months. Valuations for many growth stocks in Europe, such as Nokia, Infineon, ASM Lithography (1.66% of fund), Vodafone and even financials such as AXA, are now below those of utilities and drug companies. While we understand why investors are nervous about these companies' abilities to cover their cost of capital and generate cashflow in order to pay down debt, we think that on many traditional valuation measures, they are attractive. Some European Insurance companies have been forced sellers of stocks, which have perpetuated share price declines because of cross holdings. Defensives sectors, such as real estate, mining, and oils have performed well over the past year, but only in relative terms, as they still tended to fall in absolute terms. But we now see their valuations as stretched.

In Japan, the economic backdrop has also been somewhat disappointing. Japanese business surveys have lost their momentum, but showed only early signs of peaking. The Bank of Japan stunned the markets in the third quarter of 2002 by announcing a plan to buy equities from the banks to help them dispose of bad debts. But we are cautious on the announcement and believe that action is needed and not words. Nonetheless we still find equity valuations in Japan attractive and believe that, while the outlook for banks is deteriorating (as bad debts balloon and

TCW GALILEO SELECT INTERNATIONAL EQUITIES FUND
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSIONS (CONTINUED)
inaction remains), there are still many quality global companies to be found in Japan, such as Toyota (2.05% of fund), and we still find quality growth companies at attractive valuations, such as Shin-etsu Chemical (2.22% of fund).

As long-term growth investors, we believe that irrational pessimism has driven many growth stocks down to a level where assets are not only cheap, but where in some cases the equity yields more than the corporate debt and free cashflow yields are more than twice the return on 10 year Treasuries. This means that the risk-reward ratio is now extremely attractive for growth our stocks.

We are now more optimistic on the likelihood of good returns from equities on the basis of attractive valuations and the prospect of a reduced equity risk premium once the Iraq situation is resolved (although this could take some time). We believe that the threat of war is partly to blame for the accelerated sell-off in equities during September, in particular and the removal, when justified, of the war risk premium could lead to a recovery in growth stocks. However, the longer-term risk is that monetary policy in Europe, Japan and the U.S. fails and governments protect their budgets by fiscal prudence. There has been some concern over the threat of deflation and its effect on corporate profits but we feel that this is overdone. We believe that central bankers will successfully stave off a full recession. We remain cautiously optimistic on the outlook for our international growth stocks over the coming months and believe that with value having outperformed growth by 80% over the past two years, the long-term investor will benefit from remaining invested in growth stocks.

                 TCW GALILEO SELECT INTERNATIONAL EQUITIES FUND

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUALIZED TOTAL RETURN(1)
1-Year                                3-Year   5-Year  Since Inception
(16.83)%                            (15.84)%  (3.97)%            0.22%

          FUND    MSCI EAFE (GROSS)
Dec 93  $267,968           $268,108
Jan 94  $291,275           $290,833
Feb 94  $285,980           $290,088
Mar 94  $280,360           $277,655
Apr 94  $288,385           $289,498
May 94  $286,348           $287,895
Jun 94  $281,510           $292,030
Jul 94  $289,520           $294,903
Aug 94  $301,828           $301,953
Sep 94  $292,233           $292,508
Oct 94  $297,373           $302,315
Nov 94  $281,528           $287,853
Dec 94  $277,888           $289,723
Jan 95  $269,313           $278,660
Feb 95  $267,350           $277,933
Mar 95  $273,918           $295,348
Apr 95  $284,178           $306,535
May 95  $280,595           $302,960
Jun 95  $275,853           $297,728
Jul 95  $292,820           $316,345
Aug 95  $287,623           $304,355
Sep 95  $287,688           $310,378
Oct 95  $276,503           $302,115
Nov 95  $282,290           $310,603
Dec 95  $291,465           $323,198
Jan 96  $298,673           $324,600
Feb 96  $302,283           $325,778
Mar 96  $307,145           $332,780
Apr 96  $321,435           $342,538
May 96  $321,723           $336,315
Jun 96  $317,835           $338,290
Jul 96  $304,995           $328,488
Aug 96  $304,888           $329,290
Sep 96  $311,290           $338,123
Oct 96  $306,183           $334,748
Nov 96  $312,563           $348,153
Dec 96  $306,465           $343,758
Jan 97  $297,568           $331,805
Feb 97  $300,790           $337,313
Mar 97  $299,843           $338,620
Apr 97  $299,483           $340,498
May 97  $321,443           $362,740
Jun 97  $337,058           $382,825
Jul 97  $340,445           $389,095
Aug 97  $317,570           $360,115
Sep 97  $332,635           $380,368
Oct 97  $312,143           $351,213
Nov 97  $305,275           $347,713
Dec 97  $304,028           $350,828
Jan 98  $315,578           $366,953
Feb 98  $340,548           $390,583
Mar 98  $355,843           $402,698
Apr 98  $364,583           $405,978
May 98  $368,640           $404,098
Jun 98  $363,645           $407,245
Jul 98  $368,638           $411,465
Aug 98  $322,753           $360,580
Sep 98  $309,643           $349,618
Oct 98  $335,550           $386,160
Nov 98  $354,278           $406,040
Dec 98  $367,415           $422,155
Jan 99  $373,668           $421,003
Feb 99  $367,103           $411,065
Mar 99  $381,485           $428,323
Apr 99  $393,995           $445,778
May 99  $379,610           $422,918
Jun 99  $395,558           $439,505
Jul 99  $407,440           $452,668
Aug 99  $413,693           $454,423
Sep 99  $414,633           $459,100
Oct 99  $427,765           $476,395
Nov 99  $464,975           $493,033
Dec 99  $537,855           $537,380
Jan 00  $521,633           $503,330
Feb 00  $564,130           $516,975
Mar 00  $567,703           $537,115
Apr 00  $530,398           $508,948
May 00  $516,450           $496,615
Jun 00  $533,643           $516,155
Jul 00  $516,448           $494,615
Aug 00  $520,668           $499,010
Sep 00  $485,308           $474,810
Oct 00  $462,275           $463,693
Nov 00  $435,348           $446,403
Dec 00  $446,193           $462,373
Jan 01  $445,823           $462,163
Feb 01  $413,768           $427,547
Mar 01  $382,818           $399,239
Apr 01  $415,243           $427,242
May 01  $401,980           $412,502
Jun 01  $377,295           $395,787
Jul 01  $363,293           $388,619
Aug 01  $345,238           $378,853
Sep 01  $295,865           $340,567
Oct 01  $306,548           $349,275
Nov 01  $318,705           $362,174
Dec 01  $321,655           $364,332
Jan 02  $300,653           $345,001
Feb 02  $298,810           $347,436
Mar 02  $318,705           $366,403
Apr 02  $312,443           $369,056
May 02  $313,918           $374,064
Jun 02  $299,550           $359,314
Jul 02  $271,548           $323,872
Aug 02  $264,548           $323,214
Sep 02  $228,070           $288,582
Oct 02  $254,968           $304,113

VALUE OF $250,000
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.
INCEPTION 12/1/1993

(1) PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR LIMITED PARTNERSHIP FOR PERIODS BEFORE THE FUND'S REGISTRATION BECAME EFFECTIVE. THE PREDECESSOR LIMITED PARTNERSHIP WAS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED ("1940 ACT"), AND, THEREFORE WAS NOT SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS THAT ARE IMPOSED BY THE 1940 ACT. IF THE LIMITED PARTNERSHIP HAD BEEN REGISTERED UNDER THE 1940 ACT, THE LIMITED PARTNERSHIP'S PERFORMANCE MAY HAVE BEEN LOWER.

TCW GALILEO ASIA PACIFIC EQUITIES FUND
                                                                          [ICON]
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2002

NUMBER OF
 SHARES    COMMON STOCK                                VALUE
---------  ------------                              ----------

           CHINA (1.5% OF NET ASSETS)
  88,000   People's Food Holdings, Limited           $   49,839
 160,000   Tsingtao Brewery Company, Limited             77,955
                                                     ----------
           TOTAL CHINA (COST: $125,743)                 127,794
                                                     ----------
           HONG KONG (26.3%)
  78,000   Cathay Pacific Airways, Limited              109,508
  28,000   Cheung Kong Holdings, Limited                185,784
 151,550   China Telecom (Hong Kong), Limited           372,103*
  33,000   CLP Holdings, Limited                        133,703
 250,000   Denway Motors, Limited                        76,929
 266,000   Global Bio-Chem Technology Group
             Company, Limited                            56,956
  25,000   Hang Seng Bank, Limited                      270,053
 112,000   Hong Kong and China Gas Company, Limited     147,191
  92,000   Hong Kong Exchanges & Clearing, Limited      122,086
 146,000   Hung Hing Printing Group, Limited             95,469
  40,970   Hutchison Whampoa, Limited                   252,142
  27,370   Sun Hung Kai Properties, Limited             170,549
 128,000   Texwinca Holdings, Limited                    82,878
  66,000   Wharf Holdings, Limited                      132,433
 300,000   Zhejiang Expressway Company, Limited          97,123
                                                     ----------
           TOTAL HONG KONG (COST: $2,548,016)         2,304,907
                                                     ----------
           INDIA (1.9%)
   5,600   Dr. Reddy's Laboratories, Limited (ADR)       81,200
   1,200   Infosys Technologies, Limited (ADR)           85,860
                                                     ----------
           TOTAL INDIA (COST: $170,653)                 167,060
                                                     ----------
           MALAYSIA (5.5%)
   6,000   British American Tobacco BHD                  56,447
  48,000   Gamuda BHD                                    72,000
  18,000   Genting BHD                                   62,526
  54,000   IOI Corporation BHD                           79,579
  18,000   O.Y.L. Industries BHD                         95,684
   2,250   Palmco Holdings BHD                               --
  18,000   Perusahaan Otomobil Kedua Nasional BHD        37,895
 110,000   Public Bank BHD                               77,579
                                                     ----------
           TOTAL MALAYSIA (COST: $523,512)              481,710
                                                     ----------
           SINGAPORE (9.0%)
  20,006   Oversea-Chinese Banking Corporation,
             Limited                                    117,836
  74,000   SembCorp Logistics, Limited                   73,342
  31,000   Singapore Airlines, Limited                  193,125
 235,000   Unisteel Technology, Limited                  74,531
  35,000   United Overseas Bank, Limited                265,617
   9,000   Venture Corporation, Limited                  67,282
                                                     ----------
           TOTAL SINGAPORE (COST: $852,455)             791,733
                                                     ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO ASIA PACIFIC EQUITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)

NUMBER OF
 SHARES                                                VALUE
---------                                            ----------
           SOUTH KOREA (29.8%)
  12,710   Hyundai Motor Company, Limited            $  322,835
  13,025   Kookmin Bank                                 433,989
   2,344   Pohang Iron & Steel Company, Limited         220,261
   2,400   Samsung Display Devices Company              149,101
   3,300   Samsung Electronics Company, Limited         934,345
   2,180   Shinsegae Department Stores                  294,304
   1,400   SK Telecom Company, Limited                  258,515
                                                     ----------
           TOTAL SOUTH KOREA (COST: $2,256,965)       2,613,350
                                                     ----------
           TAIWAN (20.0%)
  21,340   Benq Corporation (GDR)                       153,114*
  18,870   Fubon Financial Holding Company (GDR)        163,225
  23,710   Hon Hai Precision Industry Company,
             Limited (GDR)                              183,753
  83,000   Nien Made Enterprise Company, Limited        139,707*
  77,000   President Chain Store Corporation            119,637
  14,850   Realtek Semiconductor Corporation (GDR)      166,320
  31,470   Sunplus Technology Company, Limited
             (GDR)                                      116,124
  85,000   Synnex Technology International
             Corporation                                136,959
 132,000   Taiwan Hon Chuan Enterprise Company,
             Limited                                    165,214
  53,000   Taiwan Semiconductor Manufacturing
             Company, Limited (ADR)                     414,460*
                                                     ----------
           TOTAL TAIWAN (COST: $1,899,364)            1,758,513
                                                     ----------
           THAILAND (2.1%)
 148,400   Bangkok Expressway Public Company,
             Limited                                     54,182
   6,600   Electricity Generating Public Company,
             Limited                                      5,796
  20,000   Land and Houses Public Company, Limited       34,431
  16,000   PTT Exploration and Production Public
             Company, Limited                            43,628
   2,050   Siam Cement Public Company, Limited           50,687
                                                     ----------
           TOTAL THAILAND (COST: $192,782)              188,724
                                                     ----------
           TOTAL COMMON STOCK (COST: $8,569,490)
             (96.1%)                                  8,433,791
                                                     ----------

PRINCIPAL
 AMOUNT    SHORT-TERM INVESTMENTS
---------  ----------------------
$  4,456   Foreign Currency Call Accounts                 4,415
 296,078   Investors Bank & Trust Depository
             Reserve, 1.05%, due 11/01/02               296,078
                                                     ----------
           TOTAL SHORT-TERM INVESTMENTS (COST:
             $300,534) (3.4%)                           300,493
                                                     ----------
           TOTAL INVESTMENTS (COST: $8,870,024)
             (99.5%)                                  8,734,284
           EXCESS OF OTHER ASSETS OVER LIABILITIES
             (0.5%)                                      43,040
                                                     ----------
           NET ASSETS (100.0%)                       $8,777,324
                                                     ==========

NOTES TO THE SCHEDULE OF INVESTMENTS:

  *  NON-INCOME PRODUCING.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
16

                                                                          [ICON]
--------------------------------------------------------------------------------

INVESTMENTS BY INDUSTRY*                                        OCTOBER 31, 2002

                                                    PERCENTAGE OF
INDUSTRY                                             NET ASSETS
--------------------------------------------------  -------------
Airlines                                                   3.5%
Automotive                                                 5.0
Banking                                                   13.3
Beverages, Food & Tobacco                                  2.8
Building Materials                                         0.6
Chemicals                                                  0.9
Commercial Services                                        0.0
Communications                                             4.2
Computer Programming Services                              1.0
Computer Related Services                                  1.7
Computers & Information                                    3.7
Containers & Packaging                                     1.9
Electric Utilities                                         1.6
Electronics                                               21.6
Environmental Controls                                     1.1
Financial Services                                         3.3
Forest Products & Paper                                    1.1
Heavy Machinery                                            0.8
Home Construction, Furnishings & Appliances                1.6
Industrial--Diversified                                    2.9
Lodging                                                    0.7
Metals                                                     2.5
Oil & Gas                                                  2.2
Pharmaceuticals                                            0.9
Radio Telephone Communications                             3.0
Real Estate                                                6.0
Retailers                                                  4.7
Textiles, Clothing & Fabrics                               0.9
Transportation                                             2.6
Short-Term Investments                                     3.4
                                                      --------
    TOTAL                                                 99.5%
                                                      ========

  *  THESE CLASSIFICATIONS ARE NOT SUBJECT TO AUDIT.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
17
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TCW GALILEO EMERGING MARKETS EQUITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

NUMBER OF
  SHARES    EQUITY SECURITIES                            VALUE
----------  -----------------                         -----------

            COMMON STOCK
            BRAZIL (4.9% OF NET ASSETS)
    24,329  Companhia de Bebidas das Americas (ADR)   $   352,041
    16,105  Companhia Vale do Rio Doce (ADR)              410,677
    32,500  Petroleo Brasileiro, S.A. (PETROBRAS)
              (ADR)                                       429,975
                                                      -----------
            TOTAL BRAZIL (COST: $1,794,486)             1,192,693
                                                      -----------
            CHILE (COST: $335,524) (0.8%)
    23,419  Compania de Telecomunicaciones de Chile,
              S.A., Series A (ADR)                        203,745
                                                      -----------
            CHINA (COST: $828,704) (2.9%)
 3,786,000  PetroChina Company, Limited                   708,716
                                                      -----------
            GREAT BRITAIN (COST: $236,987) (0.8%)
   163,000  Old Mutual PLC                                204,057
                                                      -----------
            HONG KONG (11.0%)
   210,000  China Telecom (Hong Kong), Limited            515,617*
 1,065,896  Cosco Pacific, Limited                        854,149
 1,150,000  Huaneng Power International,
              Incorporated                                825,705
 1,365,100  Legend Holdings, Limited                      494,449
                                                      -----------
            TOTAL HONG KONG (COST: $3,856,351)          2,689,920
                                                      -----------
            HUNGARY (2.2%)
    74,400  Magyar Tavkozlesi Rt.                         231,923
    35,400  OTP Bank Rt.                                  313,482
                                                      -----------
            TOTAL HUNGARY (COST: $589,053)                545,405
                                                      -----------
            INDIA (5.1%)
    10,000  Infosys Technologies, Limited (ADR)           715,500+
    20,400  Mahanagar Telephone Nigam, Limited (ADR)       78,132
    30,000  Reliance Industries, Limited (144A)
              (GDR)                                       331,500**
    34,864  Videsh Sanchar Nigam, Limited (ADR)           131,437
                                                      -----------
            TOTAL INDIA (COST: $1,577,008)              1,256,569
                                                      -----------
            ISRAEL (1.8%)
    43,450  Bank Hapoalim, Limited                         64,657*
    70,000  Bezeq Israeli Telecommunications
              Corporation, Limited                         62,089*
     3,645  Check Point Software Technologies,
              Limited                                      50,265*
     3,350  Teva Pharmaceutical Industries, Limited
              (ADR)                                       259,391+
                                                      -----------
            TOTAL ISRAEL (COST: $695,354)                 436,402
                                                      -----------
            MALAYSIA (4.3%)
   450,000  Sime Darby BHD                                587,368
   200,000  Tenaga Nasional BHD                           471,053
                                                      -----------
            TOTAL MALAYSIA (COST: $1,209,496)           1,058,421
                                                      -----------
            MEXICO (9.0%)
    20,806  America Movil, S.A. de C.V. (ADR)             279,633
     8,261  Cemex, S.A. de C.V. (ADR)                     167,450
     6,663  Fomento Economico Mexicano, S.A. de
              C.V., Series B (ADR)                        241,201

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
18

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                OCTOBER 31, 2002

NUMBER OF
  SHARES                                                 VALUE
----------                                            -----------
            MEXICO (CONTINUED)
   317,555  Grupo Financiero BBVA Bancomer, S.A. de
              C.V.                                    $   250,265*
    88,763  Grupo Modelo, S.A. de C.V., Series C          227,263
     3,244  Grupo Televisa, S.A. de C.V. (GDR)             91,156*
    21,248  Telefonos de Mexico, S.A. de C.V. (ADR)       648,064
   134,815  Wal-mart de Mexico, S.A. de C.V., Series
              C                                           290,189
                                                      -----------
            TOTAL MEXICO (COST: $2,618,089)             2,195,221
                                                      -----------
            POLAND (0.8%)
     3,637  Bank Rozwoju Eksportu, S.A.                    71,004
    18,199  Telekomunikacja Polska, S.A.                   62,075*
    15,965  Telekomunikacja Polska, S.A. (144A)
              (GDR)                                        54,281***
                                                      -----------
            TOTAL POLAND (COST: $267,981)                 187,360
                                                      -----------
            RUSSIA (5.2%)
     6,820  Mobile Telesystems (ADR)                      223,150
     9,675  OAO Lukoil Holdings (ADR)                     628,875+
     9,450  RAO Unified Energy (ADR)                      101,588
    18,710  Surgutneftegaz (ADR)                          332,103
                                                      -----------
            TOTAL RUSSIA (COST: $1,123,800)             1,285,716
                                                      -----------
            SOUTH AFRICA (9.7%)
     9,800  Anglo American Platinum Corporation,
              Limited                                     352,694
    56,400  Anglo American PLC                            737,593
     6,347  Anglogold, Limited                            330,628
    32,847  Liberty Life Association of Africa,
              Limited                                     178,222
    22,552  Nedcor, Limited                               244,502
    16,594  Remgro, Limited                               106,022
   288,838  Sanlam, Limited (Foreign)                     217,705
    32,622  South African Breweries PLC                   218,524
                                                      -----------
            TOTAL SOUTH AFRICA (COST: $2,911,793)       2,385,890
                                                      -----------
            SOUTH KOREA (18.7%)
    27,340  Kookmin Bank                                  910,959
    50,000  Korea Electric Power Corporation (ADR)        420,500
    15,000  KT Corporation (ADR)                          308,100+
     7,202  Pohang Iron & Steel Company, Limited          676,757
     4,756  Samsung Electronics Company, Limited        1,346,590
     5,000  SK Telecom Company, Limited                   923,266
                                                      -----------
            TOTAL SOUTH KOREA (COST: $4,009,054)        4,586,172
                                                      -----------
            TAIWAN (4.6%)
    78,539  Taiwan Semiconductor Manufacturing
              Company, Limited (ADR)                      614,175*
   120,750  United Microelectronics Corporation
              (ADR)                                       501,113*
                                                      -----------
            TOTAL TAIWAN (COST: $2,020,932)             1,115,288
                                                      -----------
            THAILAND (COST: $742,892) (4.1%)
   700,000  Bangkok Bank Public Company, Limited
              (Foreign)                                   994,801*
                                                      -----------
            TURKEY (1.1%)
16,622,228  Arcelik, A.S.                                 111,509*

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
19
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TCW GALILEO EMERGING MARKETS EQUITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)

NUMBER OF
  SHARES                                                 VALUE
----------                                            -----------
            TURKEY (CONTINUED)
 2,048,261  Migros Turk, T.A.S.                       $   111,146
17,253,477  Turkiye Is Bankasi, A.S., Series C             45,268*
                                                      -----------
            TOTAL TURKEY (COST: $672,088)                 267,923
                                                      -----------
            TOTAL COMMON STOCK (COST: $25,489,592)
              (87.0%)                                  21,314,299
                                                      -----------
            PREFERRED STOCK
            BRAZIL (1.5%)
 2,154,257  Banco Itau, S.A.                               95,521
     4,207  Companhia Vale do Rio Doce                    107,869
   101,400  Companhia Vale do Rio Doce
              (Non-tradeable shares)                           --*
    14,783  Tele Norte Leste Participacoes, S.A.
              (TELEMAR) (ADR)                             102,298
     8,205  Uniao de Bancos Brasileiros, S.A.
              (UNIBANCO) (GDR)                             74,584+
                                                      -----------
            TOTAL PREFERRED STOCK (COST: $828,346)
              (1.5%)                                      380,272
                                                      -----------
            TOTAL EQUITY SECURITIES (COST:
              $26,317,938) (88.5%)                     21,694,571
                                                      -----------

PRINCIPAL
  AMOUNT    SHORT-TERM INVESTMENTS
----------  ----------------------
$   47,674  Bank of Montreal, 1.75%, due 11/26/02          47,674***
    48,369  BNP Paribas, 1.81%, due 11/01/02               48,369***
   241,845  Canadian Imperial Bank of Commerce,
              1.88%, due 11/04/02                         241,845***
    96,738  Harris Trust & Savings Bank, 1.77%, due
              11/18/02                                     96,738***
 3,513,665  Investors Bank & Trust Depository
              Reserve, 1.05%, due 11/01/02              3,513,665
    48,369  Jupiter Securitization Corp., 1.78%, due
              11/20/02                                     48,369***
    48,369  Merrill Lynch & Co., Inc., 1.82%, due
              11/26/02                                     48,369***
    24,184  Merrill Lynch & Co., Inc., 1.83%, due
              04/16/03                                     24,184***
   333,746  Merrimac Money Market Fund, 1.7%, due
              11/01/02                                    333,746***
    48,369  National City Bank, 1.91%, due 01/23/03        48,369***
    96,738  Royal Bank of Canada, 1.77%, due
              11/18/02                                     96,738***
   266,030  Royal Bank of Scotland, 1.76%, due
              11/08/02                                    266,030***
    87,064  US Bank N.A., 1.89%, due 11/06/02              87,064***
                                                      -----------
            TOTAL SHORT-TERM INVESTMENTS (COST:
              $4,901,160) (20.0%)                       4,901,160
                                                      -----------
            TOTAL INVESTMENTS (COST: $31,219,098)
              (108.5%)                                 26,595,731
            LIABILITIES IN EXCESS OF OTHER ASSETS
              (-8.5%)                                  (2,091,776)
                                                      -----------
            NET ASSETS (100.0%)                       $24,503,955
                                                      ===========

NOTES TO THE SCHEDULE OF INVESTMENTS:

  *  NON-INCOME PRODUCING.
 ** SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT OCTOBER 31, 2002, THE VALUE OF THESE SECURITIES AMOUNTED TO $385,781 OR 1.6% OF NET ASSETS.
***  REPRESENTS INVESTMENTS OF SECURITIES LENDING COLLATERAL (NOTE 3).
  +  SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
20

                                                                          [ICON]
--------------------------------------------------------------------------------

INVESTMENTS BY INDUSTRY*                                        OCTOBER 31, 2002

                                                    PERCENTAGE OF
INDUSTRY                                             NET ASSETS
--------------------------------------------------  -------------
Banking                                                    11.2%
Beverages, Food & Tobacco                                   4.2
Building Materials                                          0.7
Chemicals                                                   1.4
Commercial Services                                         3.5
Communications                                              2.6
Computer Programming Services                               2.9
Computers & Information                                     2.0
Electric Utilities                                          7.4
Electrical Equipment                                        2.1
Electronics                                                 8.0
Financial Services                                          1.3
Food Retailers                                              0.4
Home Construction, Furnishings & Appliances                 0.5
Industrial--Diversified                                     7.3
Insurance                                                   2.5
Media--Broadcasting & Publishing                            0.4
Metals                                                      2.7
Mining                                                      3.4
Oil & Gas                                                   8.6
Pharmaceuticals                                             1.1
Prepackaged Software                                        0.2
Radio Telephone Communications                              5.8
Retailers                                                   1.2
Telegraph & Other Communications                            0.4
Telephone Communications, exc. Radio                        6.7
Short-Term Investments                                     20.0
                                                      ---------
    TOTAL                                                 108.5%
                                                      =========

  *  THESE CLASSIFICATIONS ARE NOT SUBJECT TO AUDIT.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
21
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--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

   PRINCIPAL
     AMOUNT       FIXED INCOME SECURITIES                      VALUE
----------------  -----------------------                   -----------
                  ALGERIA (COST: $1,085,539) (1.4% OF NET
                    ASSETS)
$      1,301,546  The People's Democratic Republic of
                    Algeria, U.B.A.F. as Agent,
                    Rescheduling Deed dated June 27, 1996,
                    Tranche 3, Variable Rate based on Six
                    Month LIBOR + 0.8125%, due 2000-2010    $ 1,158,375
                                                            -----------
                  ARGENTINA (COST: $1,793,105) (2.1%)
       2,375,000  YPF Sociedad Anonima, 7.75%, due
                    08/27/07                                  1,757,500
                                                            -----------
                  BRAZIL (15.0%)
       8,535,000  Republic of Brazil, 11%, due 01/11/12       4,907,625
       2,280,000  Republic of Brazil, 12.75%, due 01/15/20    1,356,600
       8,240,000  Republic of Brazil, 14.5%, due 10/15/09     5,994,600
                                                            -----------
                  TOTAL BRAZIL (COST: $12,946,504)           12,258,825
                                                            -----------
                  CHILE (1.8%)
         845,000  Empresa Nacional Electric, Series B,
                    8.5%, due 04/01/09                          793,281
       1,125,000  Gener S.A., 6.5%, due 01/15/06                708,750
                                                            -----------
                  TOTAL CHILE (COST: $1,608,528)              1,502,031
                                                            -----------
                  COLOMBIA (10.6%)
       2,225,000  Republic of Colombia, 8.7%, due 02/15/16    1,657,625
       4,797,651  Republic of Colombia, 9.75%, due
                    04/09/11                                  4,677,710
       2,585,000  Republic of Columbia, 10%, due 01/23/12     2,332,962
                                                            -----------
                  TOTAL COLOMBIA (COST: $8,437,317)           8,668,297
                                                            -----------
                  DOMINICAN REPUBLIC (COST: $1,228,485)
                    (0.9%)
       1,335,000  Tricom S.A., 11.375%, due 09/01/04            774,300
                                                            -----------
                  EGYPT (COST: $2,439,133) (3.1%)
       2,460,000  Republic of Egypt, (144A), 8.75%, due
                    07/11/11                                  2,509,200*
                                                            -----------
                  HONG KONG (COST: $2,051,358) (2.5%)
       2,147,000  China Mobile, Limited, 2.25%, due
                    11/03/05                                  2,079,906
                                                            -----------
                  MALAYSIA (COST: $2,195,028) (2.9%)
       2,130,000  Malaysia Petronas, (144A), 7.75%, due
                    08/15/15                                  2,386,827*
                                                            -----------
                  MEXICO (7.9%)
       1,895,000  Grupo Iusacell, S.A. de C.V., 10%, due
                    07/15/04                                  1,061,200
         900,000  Grupo Minero Mexico, S.A. de C.V.,
                    Series A, 8.25%, due 04/01/08               486,000
       1,090,000  Grupo Transport Ferroviaria, 10.25%, due
                    06/15/07                                  1,016,425
       1,420,000  United Mexican States Global Bond,
                    8.375%, due 01/14/11                      1,540,700
       1,875,000  United Mexican States Global Bond,
                    11.375%, due 09/15/16                     2,371,875
                                                            -----------
                  TOTAL MEXICO (COST: $6,851,116)             6,476,200
                                                            -----------
                  NETHERLANDS (1.9%)
         680,000  PTC International Finance B.V., 10.75%,
                    due 07/01/07                                693,600
         880,000  TPSA Finance B.V., 7.75%, due 12/10/08        827,200
                                                            -----------
                  TOTAL NETHERLANDS (COST: $1,509,982)        1,520,800
                                                            -----------
                  PANAMA (COST: $1,101,216) (1.4%)
       1,080,000  Republic of Panama, 9.375%, due 04/01/29    1,147,500
                                                            -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                OCTOBER 31, 2002

   PRINCIPAL
     AMOUNT                                                    VALUE
----------------                                            -----------
                  PHILIPPINES (4.3%)
$        780,000  Ce Casecnan Water & Energy, 11.95%, due
                    11/15/10                                $   780,000
         505,000  Ce Casecnan Water & Energy, Series A,
                    11.45%, due 11/15/05                        499,950
         880,000  Philippine Long Distance Telephone
                    Company, 11.37%, due 05/15/12               800,800
       1,385,000  Republic of Philippines, 9.375%, due
                    01/18/17                                  1,426,550
                                                            -----------
                  TOTAL PHILIPPINES (COST: $3,477,109)        3,507,300
                                                            -----------
                  POLAND (2.8%)
       7,825,000  Netia Holdings B.V., Series B, 10.25%,
                    due 11/01/07                              1,565,000#
         695,000  Netia Holdings B.V., Series B, (144A),
                    10.25%, due 11/01/07                        139,000*
       2,340,000  Netia Holdings S.A., 11.25%, due
                    11/01/07                                    468,000
         118,513  Republic of Poland, 6%, due 10/27/14          120,883
                                                            -----------
                  TOTAL POLAND (COST: $2,402,678)             2,292,883
                                                            -----------
                  RUSSIA (15.6%)
       7,565,000  Russian Federation, (144A), 2.5%, due
                    03/31/30                                  5,777,769*
         820,000  Russian Federation, (144A), 12.75%, due
                    06/24/28, Par Put 06/24/08                1,059,850*
       4,130,000  Russian Federation, (Reg. S), 12.75%,
                    due 06/24/28, Par Put 06/24/08            5,338,025*
         540,000  Tyumen Oil Company, (144A), 11%, due
                    11/06/07                                    548,100*
                                                            -----------
                  TOTAL RUSSIA (COST: $10,743,878)           12,723,744
                                                            -----------
                  SOUTH AFRICA (COST: $1,414,601) (1.8%)
       1,400,000  Republic of South Africa, 7.375%, due
                    04/25/12                                  1,466,500
                                                            -----------
                  SOUTH KOREA (2.4%)
         725,000  Hanvit Bank, 11.75%, due 03/01/10             839,188
         100,000  Hanvit Bank, (144A), 11.75%, due
                    03/01/10                                    115,750*
         840,000  Korea Chohung Bank, 11.5%, due 04/01/10       974,400
                                                            -----------
                  TOTAL SOUTH KOREA (COST: $1,730,895)        1,929,338
                                                            -----------
                  TUNISIA (COST: $1,481,187) (1.9%)
       1,490,000  Banque Centrale de Tunisie, 7.375%, due
                    04/25/12                                  1,530,975
                                                            -----------
                  TURKEY (9.1%)
TRL    5,139,153(1) Republic of Turkey, 0%, due 04/09/03      2,478,100
       5,075,000  Republic of Turkey, 11.75%, due 06/15/10    4,973,500
                                                            -----------
                  TOTAL TURKEY (COST: $7,422,394)             7,451,600
                                                            -----------
                  VENEZUELA (COST: $753,648) (0.9%)
         935,000  Petrozuata Finance, Incorporated, 7.63%,
                    due 04/01/09                                719,950
                                                            -----------
                  TOTAL FIXED INCOME SECURITIES (COST:
                    $72,673,701) (90.3%)                     73,862,051
                                                            -----------

   NUMBER OF
    WARRANTS      WARRANTS
----------------  --------
                  INDONESIA (COST: $0) (0.0%)
           2,010  Asia Pulp & Paper Company, Limited,
                    Warrants, expire 03/15/05                        --**
                                                            -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

23
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--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)

   PRINCIPAL
     AMOUNT       SHORT-TERM INVESTMENTS (COST: $6,266,903) (7.7%)     VALUE
----------------  ------------------------------------------------  -----------
$      6,266,903  Investors Bank & Trust Depository Reserve,
                    1.05%, due 11/01/02                             $ 6,266,903
                                                                    -----------
                  TOTAL INVESTMENTS (COST: $78,940,604) (98.0%)      80,128,954
                  EXCESS OF OTHER ASSETS OVER LIABILITIES (2.0%)      1,628,661
                                                                    -----------
                  NET ASSETS (100.0%)                               $81,757,615
                                                                    ===========

NOTES TO THE SCHEDULE OF INVESTMENTS:

TRL - TURKISH LIRA.
  * SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT OCTOBER 31, 2002, THE VALUE OF THESE SECURITIES AMOUNTED TO $17,874,521 OR 21.9% OF NET ASSETS.
 **  NON-INCOME PRODUCING.
  #  COMPANY IS NOT MAKING INTEREST PAYMENTS.
(1)  AMOUNT IN MILLIONS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
24

                                                                          [ICON]
--------------------------------------------------------------------------------

INVESTMENTS BY INDUSTRY*                                        OCTOBER 31, 2002

                                                    PERCENTAGE OF
INDUSTRY                                             NET ASSETS
--------------------------------------------------  -------------
Banking                                                    2.4%
Communications                                             1.8
Electric Utilities                                         3.4
Forest Products & Paper                                    0.0
Government                                                65.8
Mining                                                     0.6
Oil & Gas                                                  6.7
Radio Telephone Communications                             2.5
Telephone Communications, exc. Radio                       5.9
Transportation                                             1.2
Short-Term Investments                                     7.7
                                                      --------
    TOTAL                                                 98.0%
                                                      ========

  *  THESE CLASSIFICATIONS ARE NOT SUBJECT TO AUDIT.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
25

TCW GALILEO EUROPEAN EQUITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

NUMBER OF
 SHARES    EQUITY SECURITIES                            VALUE
---------  -----------------                         -----------

           COMMON STOCK

           DENMARK (4.3% OF NET ASSETS)
   7,539   Group 4 Falck A.S.                        $   185,845+
   7,350   TDC A/S                                       158,661
                                                     -----------
           TOTAL DENMARK (COST: $413,683)                344,506
                                                     -----------
           FINLAND (COST: $133,132) (2.0%)
   9,300   Nokia OYJ                                     156,658
                                                     -----------
           FRANCE (26.8%)
   4,980   Aventis S.A.                                  298,121
  25,476   Axa S.A.                                      380,199
   1,800   Galeries Lafayette S.A.                       203,210
   6,044   Lagardere Groupe                              266,169
   5,732   PSA Peugeot Citroen                           243,177
   8,248   ST Microelectronics N.V.                      163,768+
   2,657   Total Fina ELF S.A.                           366,004
   8,792   Vivendi Environment                           208,439
                                                     -----------
           TOTAL FRANCE (COST: $2,345,281)             2,129,087
                                                     -----------
           GERMANY (9.4%)
   6,831   Bayerische Motoren Werke AG                   243,869
  12,500   Infineon Technologies AG                      121,931*
   5,214   Siemens AG                                    245,263+
   2,587   Wella AG                                      136,293
                                                     -----------
           TOTAL GERMANY (COST: $791,606)                747,356
                                                     -----------
           GREAT BRITAIN (22.6%)
  25,621   Amvescap PLC                                  158,733
  34,200   EasyJet PLC                                   179,245*
  17,402   GlaxoSmithKline PLC                           332,150+
  17,028   HSBC Holdings PLC                             189,679
  22,893   Marks & Spencer Group PLC                     134,042
  25,836   Prudential PLC                                184,721
  10,955   Royal Bank of Scotland Group                  257,772
 226,808   Vodafone Group PLC                            364,599
                                                     -----------
           TOTAL GREAT BRITAIN (COST: $1,866,155)      1,800,941
                                                     -----------
           IRELAND (COST: $262,960) (4.0%)
  28,528   Bank of Ireland                               316,414
                                                     -----------
           NETHERLANDS (12.8%)
  19,077   ABN Amro Holdings, N.V.                       280,168
  20,475   BE Semiconductor Industries, N.V.              97,327*
  17,162   Koninklijke (Royal) Philips Electronics,
             N.V.                                        307,619
   7,657   Royal Dutch Petroleum Company                 331,213
                                                     -----------
           TOTAL NETHERLANDS (COST: $1,215,736)        1,016,327
                                                     -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                OCTOBER 31, 2002

NUMBER OF
 SHARES                                                VALUE
---------                                            -----------
           SPAIN (COST: $223,051) (3.9%)
  32,666   Telefonica S.A.                           $   309,905*
                                                     -----------
           SWEDEN (3.2%)
   7,342   Autoliv AB, Inc.                              141,433
   7,332   Electrolux AB, Class B                        111,232
                                                     -----------
           TOTAL SWEDEN (COST: $244,430)                 252,665
                                                     -----------
           SWITZERLAND (5.8%)
   3,816   Adecco S.A.                                   149,931
   6,479   UBS AG                                        308,764*
                                                     -----------
           TOTAL SWITZERLAND (COST: $501,854)            458,695
                                                     -----------
           TOTAL COMMON STOCK (COST: $7,997,888)
             (94.8%)                                   7,532,554
                                                     -----------

NUMBER OF
WARRANTS   WARRANTS
---------  --------
           FRANCE (COST: $0) (0.0%)
  15,170   Vivendi Environment, expire 03/08/06            1,803*
                                                     -----------
           TOTAL EQUITY SECURITIES (COST:
             $7,997,888) (94.8%)                       7,534,357
                                                     -----------

PRINCIPAL
 AMOUNT    SHORT-TERM INVESTMENTS
---------  ----------------------
$ 30,882   Bank of Montreal, 1.75%, due 11/26/02          30,882**
  31,333   BNP Paribas, 1.81%, due 11/01/02               31,333**
 156,662   Canadian Imperial Bank of Commerce,
             1.88%, due 11/04/02                         156,662**
  93,137   Foreign Currency Call Accounts                 93,600
  62,665   Harris Trust & Savings Bank, 1.77%, due
             11/18/02                                     62,665**
 637,429   Investors Bank & Trust Depository
             Reserve, 1.05%, due 11/01/02                637,429
  31,333   Jupiter Securitization Corp., 1.78%, due
             11/20/02                                     31,333**
  31,332   Merrill Lynch & Co., Inc., 1.82%, due
             11/26/02                                     31,332**
  15,666   Merrill Lynch & Co., Inc., 1.83%, due
             04/16/03                                     15,666**
 216,194   Merrimac Money Market Fund, 1.7%, due
             11/01/02                                    216,194**
  31,332   National City Bank, 1.91%, due 01/23/03        31,332**
  62,665   Royal Bank of Canada, 1.77%, due
             11/18/02                                     62,665**
 172,328   Royal Bank of Scotland, 1.76%, due
             11/08/02                                    172,328**
  56,398   US Bank N.A., 1.89%, due 11/06/02              56,398**
                                                     -----------
           TOTAL SHORT-TERM INVESTMENTS (COST:
             $1,629,356) (20.5%)                       1,629,819
                                                     -----------
           TOTAL INVESTMENTS (COST: $9,627,244)
             (115.3%)                                  9,164,176
           LIABILITIES IN EXCESS OF OTHER ASSETS
             (-15.3%)                                 (1,217,369)
                                                     -----------
           NET ASSETS (100.0%)                       $ 7,946,807
                                                     ===========

NOTES TO THE SCHEDULE OF INVESTMENTS:

  *  NON-INCOME PRODUCING.
 **  REPRESENTS INVESTMENTS OF SECURITIES LENDING COLLATERAL (NOTE 3).
  +  SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
27

TCW GALILEO EUROPEAN EQUITIES FUND
--------------------------------------------------------------------------------

INVESTMENTS BY INDUSTRY*

                                                    PERCENTAGE OF
INDUSTRY                                             NET ASSETS
--------------------------------------------------  -------------
Airlines                                                   2.3%
Automotive                                                 7.9
Banking                                                   17.0
Commercial Services                                        4.2
Communications                                             2.0
Cosmetics & Personal Care                                  1.7
Electronics                                                8.7
Environmental Controls                                     2.6
Financial Services                                         2.0
Heavy Machinery                                            3.1
Home Construction, Furnishings & Appliances                1.4
Insurance                                                  7.1
Media--Broadcasting & Publishing                           3.4
Oil & Gas                                                  8.8
Pharmaceuticals                                            7.9
Radio Telephone Communications                             4.6
Retailers                                                  4.2
Telephone Communications, exc. Radio                       5.9
Short-Term Investments                                    20.5
                                                     ---------
    TOTAL                                                115.3%
                                                     =========

  *  THESE CLASSIFICATIONS ARE NOT SUBJECT TO AUDIT.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
28

TCW GALILEO JAPANESE EQUITIES FUND
                                                                          [ICON]
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2002

NUMBER OF
 SHARES    COMMON STOCK                                VALUE
---------  ------------                              ---------
           JAPAN (94.8% OF NET ASSETS)
   5,000   Asahi Breweries, Limited                  $  32,895
     700   Fanuc, Limited                               27,712
     400   Funai Electric Company, Limited              43,196
   1,200   Honda Motor Company, Limited                 43,001
   1,000   Ito-Yokado Company, Limited                  31,181
   4,000   Marui Company, Limited                       37,156
   4,000   Matsushita Electric Industrial Company,
             Limited                                    41,923
       8   Millea Holdings, Incorporated                59,751*
     800   Murata Manufacturing Company, Limited        37,809
   6,000   NEC Corporation                              22,039
      27   NTT Mobile Communication Network,
             Incorporated                               49,808
   1,000   Oracle Corporation                           24,243
   1,200   Promise Company, Limited                     38,887+
   1,000   Seven-Eleven Japan Company, Limited          28,243+
   1,400   Shin-Etsu Chemical Company, Limited          43,196+
     800   Sony Corporation                             34,414
   8,000   Sumitomo Corporation                         34,675+
  12,000   Sumitomo Mitsui Banking Corporation          49,661
   4,000   Tostem Inax Holding Corporation              53,873
      25   UFJ Holdings, Incorporated                   37,752+
                                                     ---------
           TOTAL COMMON STOCK (COST: $987,789)
             (94.8%)                                   771,415
                                                     ---------

PRINCIPAL
 AMOUNT    SHORT-TERM INVESTMENTS
---------  ----------------------
 $ 5,680   Bank of Montreal, 1.75%, due 11/26/02         5,680**
   5,763   BNP Paribas, 1.81%, due 11/01/02              5,763**
  28,814   Canadian Imperial Bank of Commerce,
             1.88%, due 11/04/02                        28,814**
  57,265   Foreign Currency Call Accounts               57,405
  11,526   Harris Trust & Savings Bank, 1.77%, due
             11/18/02                                   11,526**
   5,763   Jupiter Securitization Corp., 1.78%, due
             11/20/02                                    5,763**
   5,763   Merrill Lynch & Co., Inc., 1.82%, due
             11/26/02                                    5,763**
   2,881   Merrill Lynch & Co., Inc., 1.83%, due
             04/16/03                                    2,881**
  39,763   Merrimac Money Market Fund, 1.7%, due
             11/01/02                                   39,763**
   5,762   National City Bank, 1.91%, due 01/23/03       5,762**
  11,526   Royal Bank of Canada, 1.77%, due
             11/18/02                                   11,526**
  31,695   Royal Bank of Scotland, 1.76%, due
             11/08/02                                   31,695**
  10,373   US Bank N.A., 1.89%, due 11/06/02            10,373**
                                                     ---------
           TOTAL SHORT-TERM INVESTMENTS (COST:
             $222,574) (27.3%)                         222,714
                                                     ---------
           TOTAL INVESTMENTS (COST: $1,210,363)
             (122.1%)                                  994,129
           LIABILITIES IN EXCESS OF OTHER ASSETS
             (-22.1%)                                 (180,269)
                                                     ---------
           NET ASSETS (100.0%)                       $ 813,860
                                                     =========

NOTES TO THE SCHEDULE OF INVESTMENTS:

  *  NON-INCOME PRODUCING.
 **  REPRESENTS INVESTMENTS OF SECURITIES LENDING COLLATERAL (NOTE 3).
  +  SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
29

TCW GALILEO JAPANESE EQUITIES FUND
--------------------------------------------------------------------------------

INVESTMENTS BY INDUSTRY*

                                                    PERCENTAGE OF
INDUSTRY                                             NET ASSETS
--------------------------------------------------  -------------
Automotive                                                 5.3%
Banking                                                    6.1
Beverages, Food & Tobacco                                  4.0
Building Materials                                         6.6
Chemicals                                                  5.3
Commercial Services                                        4.3
Communications                                             4.2
Computers & Information                                    2.7
Electronics                                               18.5
Financial Services                                         9.5
Insurance                                                  7.3
Prepackaged Software                                       3.0
Radio Telephone Communications                             6.1
Retailers                                                 11.9
Short-Term Investments                                    27.3
                                                     ---------
    TOTAL                                                122.1%
                                                     =========

  *  THESE CLASSIFICATIONS ARE NOT SUBJECT TO AUDIT.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
30

TCW GALILEO SELECT INTERNATIONAL EQUITIES FUND
                                                                          [ICON]
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2002

NUMBER OF
  SHARES    COMMON STOCK                                 VALUE
----------  ------------                              -----------

            AUSTRALIA (COST: $799,075) (2.0% OF NET
              ASSETS)
   137,000  BHP Billiton, Limited                     $   745,143
                                                      -----------
            DENMARK (COST: $828,450) (1.8%)
    30,200  TDC A/S                                       651,911
                                                      -----------
            FRANCE (11.7%)
    16,046  Aventis S.A.                                  960,572
    24,385  Lagardere Groupe                            1,073,882
    18,100  PSA Peugeot Citroen                           767,883
    10,913  Total Fina ELF S.A.                         1,503,274
                                                      -----------
            TOTAL FRANCE (COST: $4,916,649)             4,305,611
                                                      -----------
            GERMANY (11.0%)
    25,900  Bayerische Motoren Werke AG                   924,638
    15,900  Deutsche Bank AG                              694,388
    76,500  Infineon Technologies AG                      746,216*
     8,000  SAP AG                                        613,986+
    22,473  Siemens AG                                  1,057,113+
                                                      -----------
            TOTAL GERMANY (COST: $3,972,019)            4,036,341
                                                      -----------
            GREAT BRITAIN (20.5%)
   105,000  Amvescap PLC                                  650,519
   233,000  BT Group PLC                                  661,619
   140,000  EasyJet PLC                                   733,750*
    73,100  GlaxoSmithKline PLC                         1,395,252+
    72,000  HSBC Holdings PLC                             802,025
    73,817  Marks & Spencer Group PLC                     432,209
    47,975  Royal Bank of Scotland Group                1,128,856
 1,059,201  Vodafone Group PLC                          1,702,691
                                                      -----------
            TOTAL GREAT BRITAIN (COST: $8,295,170)      7,506,921
                                                      -----------
            HONG KONG (COST: $1,353,562) (2.5%)
   138,000  Cheung Kong Holdings, Limited                 915,647
                                                      -----------
            IRELAND (COST: $1,162,252) (3.8%)
   126,500  Bank of Ireland                             1,403,057
                                                      -----------
            JAPAN (20.2%)
   100,000  Asahi Breweries, Limited                      657,905
    22,000  Fanuc, Limited                                870,949
    30,000  Fuji Photo Film Company                       827,688
    40,000  Fujisawa Pharmaceutical Company, Limited      777,079
    11,399  Murata Manufacturing Company, Limited         538,733
       639  NTT Mobile Communication Network,
              Incorporated                              1,178,794
    27,900  Shin-Etsu Chemical Company, Limited           860,844+
    13,000  Sony Corporation                              559,220
    32,700  Toyota Motor Corporation                      795,413
       217  UFJ Holdings, Incorporated                    327,688+
                                                      -----------
            TOTAL JAPAN (COST: $9,084,579)              7,394,313
                                                      -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO SELECT INTERNATIONAL EQUITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)

NUMBER OF
  SHARES                                                 VALUE
----------                                            -----------
            NETHERLANDS (11.1%)
    66,427  ABN Amro Holdings, N.V.                   $   975,557
    73,599  ASM Lithography Holding, N.V.                 645,033*
    66,500  Koninklijke (Royal) Philips Electronics,
              N.V.                                      1,191,975
    29,300  Royal Dutch Petroleum Company               1,267,410
                                                      -----------
            TOTAL NETHERLANDS (COST: $4,785,937)        4,079,975
                                                      -----------
            SOUTH KOREA (COST: $1,034,633) (2.7%)
     3,500  Samsung Electronics Company, Limited          990,972
                                                      -----------
            SPAIN (COST: $1,598,971) (3.6%)
   140,092  Telefonica S.A.                             1,329,063*
                                                      -----------
            SWITZERLAND (3.9%)
    15,150  Adecco S.A.                                   595,245
    17,400  UBS AG                                        829,217*
                                                      -----------
            TOTAL SWITZERLAND (COST: $1,469,855)        1,424,462
                                                      -----------
            TAIWAN (COST: $1,127,282) (2.3%)
   201,615  United Microelectronics Corporation
              (ADR)                                       836,702*
                                                      -----------
            TOTAL COMMON STOCK (COST: $40,428,434)
              (97.1%)                                  35,620,118
                                                      -----------

PRINCIPAL
  AMOUNT    SHORT-TERM INVESTMENTS
----------  ----------------------
$  121,980  Bank of Montreal, 1.75%, due 11/26/02         121,980**
   123,759  BNP Paribas, 1.81%, due 11/01/02              123,759**
   618,793  Canadian Imperial Bank of Commerce,
              1.88%, due 11/04/02                         618,793**
   247,517  Harris Trust & Savings Bank, 1.77%, due
              11/18/02                                    247,517**
 1,861,780  Investors Bank & Trust Depository
              Reserve, 1.05%, due 11/01/02              1,861,780
   123,759  Jupiter Securitization Corp., 1.78%, due
              11/20/02                                    123,759**
   123,759  Merrill Lynch & Co., Inc., 1.82%, due
              11/26/02                                    123,759**
    61,879  Merrill Lynch & Co., Inc., 1.83%, due
              04/16/03                                     61,879**
   853,935  Merrimac Money Market Fund, 1.7%, due
              11/01/02                                    853,935**
   123,759  National City Bank, 1.91%, due 01/23/03       123,759**
   247,517  Royal Bank of Canada, 1.77%, due
              11/18/02                                    247,517**
   680,673  Royal Bank of Scotland, 1.76%, due
              11/08/02                                    680,673**
   222,766  US Bank N.A., 1.89%, due 11/06/02             222,766**
   300,925  TCW Galileo Money Market Fund                 300,925
                                                      -----------
            TOTAL SHORT-TERM INVESTMENTS (COST:
              $5,712,801) (15.6%)                       5,712,801
                                                      -----------
            TOTAL INVESTMENTS (COST: $46,141,235)
              (112.7%)                                 41,332,919
            LIABILITIES IN EXCESS OF OTHER ASSETS
              (-12.7%)                                 (4,671,484)
                                                      -----------
            NET ASSETS (100.0%)                       $36,661,435
                                                      ===========

NOTES TO THE SCHEDULE OF INVESTMENTS:

  *  NON-INCOME PRODUCING.
 **  REPRESENTS INVESTMENTS OF SECURITIES LENDING COLLATERAL (NOTE 3).
  +  SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
32

                                                                          [ICON]
--------------------------------------------------------------------------------

INVESTMENTS BY INDUSTRY*                                        OCTOBER 31, 2002

                                                    PERCENTAGE OF
INDUSTRY                                             NET ASSETS
--------------------------------------------------  -------------
Airlines                                                   2.0%
Automotive                                                 6.8
Banking                                                   15.6
Beverages, Food & Tobacco                                  1.8
Chemicals                                                  2.4
Commercial Services                                        1.6
Communications                                             1.5
Electrical Equipment                                       2.3
Electronics                                               13.6
Entertainment & Leisure                                    2.3
Financial Services                                         2.7
Heavy Machinery                                            2.9
Media--Broadcasting & Publishing                           2.9
Metals                                                     2.0
Oil & Gas                                                  7.6
Pharmaceuticals                                            8.6
Prepackaged Software                                       1.7
Radio Telephone Communications                             7.9
Real Estate                                                2.5
Retailers                                                  1.2
Telephone Communications, exc. Radio                       7.2
Short-Term Investments                                    15.6
                                                     ---------
    TOTAL                                                112.7%
                                                     =========

  *  THESE CLASSIFICATIONS ARE NOT SUBJECT TO AUDIT.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
33

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------

INTERNATIONAL
STATEMENTS OF ASSETS AND LIABILITIES                            OCTOBER 31, 2002

                                                TCW GALILEO   TCW GALILEO
                                 TCW GALILEO     EMERGING       EMERGING     TCW GALILEO
                                ASIA PACIFIC      MARKETS       MARKETS       EUROPEAN
                                EQUITIES FUND  EQUITIES FUND  INCOME FUND   EQUITIES FUND
                                -------------  -------------  ------------  -------------
                                               DOLLAR AMOUNTS IN THOUSANDS
                                               (EXCEPT PER SHARE AMOUNTS)
ASSETS
  Investments, at Value (1)      $    8,734     $   26,596    $    80,129    $    9,164
  Receivables for Securities
    Sold                                 --             --          1,357            12
  Receivables for Fund Shares
    Sold                                 84          1,699             --           131
  Interest and Dividends
    Receivable                            6             34          1,662             6
  Foreign Tax Reclaim
    Receivable                           --              1             --            17
                                 ----------     ----------    -----------    ----------
    Total Assets                      8,824         28,330         83,148         9,330
                                 ----------     ----------    -----------    ----------
LIABILITIES
  Distribution Payable                   --             --            670            --
  Payables for Securities
    Purchased                            --             --            540           203
  Payables for Fund Shares
    Redeemed                              5          2,362             69           231
  Payables Upon Return of
    Securities Loaned                    --          1,387             --           899
  Accrued Management Fees                 3             19             49            --
  Other Accrued Expenses                 39             58             62            50
                                 ----------     ----------    -----------    ----------
    Total Liabilities                    47          3,826          1,390         1,383
                                 ----------     ----------    -----------    ----------
NET ASSETS                       $    8,777     $   24,504    $    81,758    $    7,947
                                 ==========     ==========    ===========    ==========
NET ASSETS CONSIST OF:
  Paid-in Capital                $   10,263     $   48,508    $    79,909    $   20,424
  Undistributed Net Realized
    Gain (Loss) on Investments
    and Foreign Currency               (963)       (19,658)           228       (11,943)
  Unrealized Appreciation
    (Depreciation) on
    Investments and Foreign
    Currency                           (136)        (4,623)         1,188          (463)
  Undistributed Net Investment
    Income (Loss)                      (387)           277            433           (71)
                                 ----------     ----------    -----------    ----------
NET ASSETS                       $    8,777     $   24,504    $    81,758    $    7,947
                                 ==========     ==========    ===========    ==========
NET ASSETS ATTRIBUTABLE TO:
  I Class Shares                 $    8,777     $   24,504    $    81,758    $    7,570
                                 ==========     ==========    ===========    ==========
  N Class Shares                 $       --     $       --    $        --    $      377
                                 ==========     ==========    ===========    ==========
CAPITAL SHARES OUTSTANDING:
  I Class                         1,328,193      3,819,288     10,307,092     1,139,920
                                 ==========     ==========    ===========    ==========
  N Class                                --             --             --        56,093
                                 ==========     ==========    ===========    ==========
NET ASSET VALUE PER SHARE:
  I Class                        $     6.61     $     6.42    $      7.93    $     6.64
                                 ==========     ==========    ===========    ==========
  N Class                        $       --     $       --    $        --    $     6.71
                                 ==========     ==========    ===========    ==========

(1) THE IDENTIFIED COST FOR THE TCW GALILEO ASIA PACIFIC EQUITIES FUND, THE TCW GALILEO EMERGING MARKETS EQUITIES FUND, THE TCW GALILEO EMERGING MARKETS INCOME FUND AND THE TCW GALILEO EUROPEAN EQUITIES FUND AT OCTOBER 31, 2002 WAS $8,870, $31,219, $78,941 AND $9,627, RESPECTIVELY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS, INC.
                                                                          [ICON]
--------------------------------------------------------------------------------
INTERNATIONAL
STATEMENTS OF ASSETS AND LIABILITIES                            OCTOBER 31, 2002

                                           TCW GALILEO       TCW GALILEO
                                            JAPANESE     SELECT INTERNATIONAL
                                          EQUITIES FUND     EQUITIES FUND
                                          -------------  --------------------
                                              DOLLAR AMOUNTS IN THOUSANDS
                                              (EXCEPT PER SHARE AMOUNTS)
ASSETS
  Investments, at Value (1)                 $    994          $   41,333
  Receivable for Securities Sold                  --               1,039
  Interest and Dividends Receivable                9                  28
  Foreign Tax Reclaim Receivable                   1                  10
                                            --------          ----------
    Total Assets                               1,004              42,410
                                            --------          ----------
LIABILITIES
  Payable for Securities Purchased                --               1,275
  Payables for Fund Shares Redeemed               --                 833
  Payables Upon Return of Securities
    Loaned                                       165               3,550
  Accrued Management Fees                          1                  22
  Other Accrued Expenses                          24                  69
                                            --------          ----------
    Total Liabilities                            190               5,749
                                            --------          ----------
NET ASSETS                                  $    814          $   36,661
                                            ========          ==========
NET ASSETS CONSIST OF:
  Paid-in Capital                           $ 10,057          $   50,487
  Undistributed Net Realized (Loss) on
    Investments and Foreign Currency          (8,191)            (12,298)
  Unrealized (Depreciation) on
    Investments and Foreign Currency            (216)             (4,808)
  Undistributed Net Investment Income
    (Loss)                                      (836)              3,280
                                            --------          ----------
NET ASSETS                                  $    814          $   36,661
                                            ========          ==========
NET ASSETS ATTRIBUTABLE TO:
  I Class Shares                            $    814          $   36,661
                                            ========          ==========
CAPITAL SHARES OUTSTANDING:
  I Class                                    159,275           5,299,515
                                            ========          ==========
NET ASSET VALUE PER SHARE:
  I Class                                   $   5.11          $     6.92
                                            ========          ==========

(1) THE IDENTIFIED COST FOR THE TCW GALILEO JAPANESE EQUITIES FUND AND THE TCW GALILEO SELECT INTERNATIONAL EQUITIES FUND AT OCTOBER 31, 2002 WAS $1,210 AND $46,141, RESPECTIVELY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------

INTERNATIONAL
STATEMENTS OF OPERATIONS                             YEAR ENDED OCTOBER 31, 2002

                                                TCW GALILEO   TCW GALILEO
                                 TCW GALILEO     EMERGING      EMERGING     TCW GALILEO
                                ASIA PACIFIC      MARKETS       MARKETS      EUROPEAN
                                EQUITIES FUND  EQUITIES FUND  INCOME FUND  EQUITIES FUND
                                -------------  -------------  -----------  -------------
                                              DOLLAR AMOUNTS IN THOUSANDS
INVESTMENT INCOME
INCOME:
  Dividends (1)                     $ 162         $   748       $   --        $   235
  Interest                              7              34        5,198             10
                                    -----         -------       ------        -------
    Total                             169             782        5,198            245
                                    -----         -------       ------        -------
EXPENSES:
  Management Fees                      98             280          367            109
  Accounting Service Fees              16              19           23             21
  Administration Fees                  12              29           30             17
  Transfer Agent Fees:
    I Class                            26              25           28             26
    N Class                            --              --           --             30
  Custodian Fees                       18              35           25             27
  Professional Fees                    22              42           25             28
  Directors' Fees & Expenses            9               7            9              9
  Registration Fees:
    I Class                             9              12           19             16
    N Class                            --              --           --             13
  Distribution Fees:
    N Class                            --              --           --              1
  Amortization of Deferred
    Organization Costs                 --              --           --              1
  Other                                 3               9           15             11
                                    -----         -------       ------        -------
    Total                             213             458          541            309
    Less Expenses Borne by
      Investment Advisor:
      I Class                           5              --           --              3
      N Class                          --              --           --             42
                                    -----         -------       ------        -------
      Net Expenses                    208             458          541            264
                                    -----         -------       ------        -------
  Net Investment Income (Loss)        (39)            324        4,657            (19)
                                    -----         -------       ------        -------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCY
  TRANSACTIONS
  Net Realized Gain (Loss) on:
    Investments                      (120)         (1,548)         364         (3,107)
    Foreign Currency                  (24)            (32)          (5)           (89)
  Change in Unrealized
    Appreciation on:
    Investments                       811           3,805        1,168            616
    Translation of Assets and
      Liabilities in Foreign
      Currencies                       --              --           --              4
                                    -----         -------       ------        -------
  Net Realized and Unrealized
    Gain (Loss) on Investments
    and Foreign Currency
    Transactions                      667           2,225        1,527         (2,576)
                                    -----         -------       ------        -------
INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS                        $ 628         $ 2,549       $6,184        $(2,595)
                                    =====         =======       ======        =======

(1) NET OF FOREIGN TAXES WITHHELD OF THE TCW GALILEO ASIA PACIFIC EQUITIES FUND, THE TCW GALILEO EMERGING MARKETS EQUITIES FUND AND THE TCW GALILEO EUROPEAN EQUITIES FUND AT OCTOBER 31, 2002 WAS $13, $39 AND $31, RESPECTIVELY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS, INC.
                                                                          [ICON]
--------------------------------------------------------------------------------
INTERNATIONAL
STATEMENTS OF OPERATIONS                             YEAR ENDED OCTOBER 31, 2002

                                           TCW GALILEO       TCW GALILEO
                                            JAPANESE     SELECT INTERNATIONAL
                                          EQUITIES FUND     EQUITIES FUND
                                          -------------  --------------------
                                              DOLLAR AMOUNTS IN THOUSANDS
INVESTMENT INCOME
INCOME:
  Dividends (1)                              $     3           $    544
  Interest                                         1                 22
                                             -------           --------
    Total                                          4                566
                                             -------           --------
EXPENSES:
  Management Fees                                 13                319
  Accounting Service Fees                         15                 22
  Administration Fees                             10                 42
  Transfer Agent Fees:
    I Class                                       25                 27
  Custodian Fees                                   9                 35
  Professional Fees                                7                 24
  Directors' Fees & Expenses                       9                  9
  Registration Fees:
    I Class                                        3                  7
  Amortization of Deferred Organization
    Costs                                          1                  2
  Other                                            2                 12
                                             -------           --------
    Total                                         94                499
    Less Expenses Borne by Investment
      Advisor:
      I Class                                     60                 --
                                             -------           --------
      Net Expenses                                34                499
                                             -------           --------
  Net Investment Income (Loss)                   (30)                67
                                             -------           --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCY
  TRANSACTIONS
  Net Realized (Loss) on:
    Investments                               (1,780)           (10,467)
    Foreign Currency                             (75)              (107)
  Change in Unrealized Appreciation on:
    Investments                                  950              3,106
    Translation of Assets and
      Liabilities in Foreign Currencies           --                  1
                                             -------           --------
  Net Realized and Unrealized Gain
    (Loss) on Investments and Foreign
    Currency Transactions                       (905)            (7,467)
                                             -------           --------
(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                 $  (935)          $ (7,400)
                                             =======           ========

(1) NET OF FOREIGN TAXES WITHHELD OF THE TCW GALILEO JAPANESE EQUITIES FUND AND THE TCW GALILEO SELECT INTERNATIONAL EQUITIES FUND AT OCTOBER 31, 2002 WAS $1 AND $64, RESPECTIVELY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------

INTERNATIONAL
STATEMENTS OF CHANGES IN NET ASSETS

                                  TCW GALILEO      TCW GALILEO
                                 ASIA PACIFIC    EMERGING MARKETS
                                 EQUITIES FUND    EQUITIES FUND
                                ---------------  ----------------
                                  YEAR ENDED        YEAR ENDED
                                  OCTOBER 31,      OCTOBER 31,
                                ---------------  ----------------
                                 2002    2001     2002     2001
                                ------  -------  -------  -------
                                   DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
  Net Investment Income (Loss)  $  (39) $     1  $   324  $   334
  Net Realized (Loss) on
    Investments and Foreign
    Currency Transactions         (144)    (832)  (1,580)  (3,591)
  Change in Unrealized
    Appreciation
    (Depreciation) on
    Investments                    811   (1,377)   3,805   (3,520)
                                ------  -------  -------  -------
  Increase (Decrease) in Net
    Assets Resulting from
    Operations                     628   (2,208)   2,549   (6,777)
                                ------  -------  -------  -------
DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from Net
    Investment Income:
    I Class                         --       --     (392)      --
  Distributions from Net
    Realized Gain:
    I Class                         --     (422)      --       --
                                ------  -------  -------  -------
  Total Distributions to
    Shareholders                    --     (422)    (392)      --
                                ------  -------  -------  -------
NET CAPITAL SHARE TRANSACTIONS
  I Class                          153   (2,232)  (5,634)    (648)
                                ------  -------  -------  -------
  Increase (Decrease) in Net
    Assets                         781   (4,862)  (3,477)  (7,425)
NET ASSETS
  Beginning of Year              7,996   12,858   27,981   35,406
                                ------  -------  -------  -------
  End of Year                   $8,777  $ 7,996  $24,504  $27,981
                                ======  =======  =======  =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS, INC.
                                                                          [ICON]
--------------------------------------------------------------------------------
INTERNATIONAL
STATEMENTS OF CHANGES IN NET ASSETS

                                   TCW GALILEO        TCW GALILEO
                                EMERGING MARKETS        EUROPEAN
                                   INCOME FUND       EQUITIES FUND
                                -----------------  ------------------
                                   YEAR ENDED          YEAR ENDED
                                   OCTOBER 31,        OCTOBER 31,
                                -----------------  ------------------
                                 2002      2001      2002      2001
                                -------  --------  --------  --------
                                     DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
  Net Investment Income (Loss)  $ 4,657  $  5,271  $    (19) $      2
  Net Realized Gain (Loss) on
    Investments and Foreign
    Currency Transactions           359     2,235    (3,196)   (8,536)
  Change in Unrealized
    Appreciation
    (Depreciation) on
    Investments and Foreign
    Currency Transactions         1,168      (822)      620    (4,713)
                                -------  --------  --------  --------
  Increase (Decrease) in Net
    Assets Resulting from
    Operations                    6,184     6,684    (2,595)  (13,247)
                                -------  --------  --------  --------
DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from Net
    Investment Income:
    I Class                      (4,283)   (5,470)     (222)       --
  Distributions from Net
    Realized Gain:
    I Class                      (2,025)     (911)       --    (4,010)
    N Class                          --        --        --       (15)
                                -------  --------  --------  --------
  Total Distributions to
    Shareholders                 (6,308)   (6,381)     (222)   (4,025)
                                -------  --------  --------  --------
NET CAPITAL SHARE TRANSACTIONS
  I Class                        60,508   (89,890)   (7,929)  (29,330)
  N Class                            --        --      (828)      852
                                -------  --------  --------  --------
  Increase (Decrease) in Net
    Assets Resulting from Net
    Capital Share Transactions   60,508   (89,890)   (8,757)  (28,478)
                                -------  --------  --------  --------
  Increase (Decrease) in Net
    Assets                       60,384   (89,587)  (11,574)  (45,750)
NET ASSETS
  Beginning of Year              21,374   110,961    19,521    65,271
                                -------  --------  --------  --------
  End of Year                   $81,758  $ 21,374  $  7,947  $ 19,521
                                =======  ========  ========  ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------

INTERNATIONAL
STATEMENTS OF CHANGES IN NET ASSETS

                                   TCW GALILEO         TCW GALILEO
                                    JAPANESE       SELECT INTERNATIONAL
                                  EQUITIES FUND       EQUITIES FUND
                                -----------------  --------------------
                                   YEAR ENDED           YEAR ENDED
                                   OCTOBER 31,         OCTOBER 31,
                                -----------------  --------------------
                                 2002      2001      2002       2001
                                -------  --------  ---------  ---------
                                      DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
  Net Investment Income (Loss)  $   (30) $    370  $     67   $  3,525
  Net Realized (Loss) on
    Investments and Foreign
    Currency Transactions        (1,855)   (6,660)  (10,574)    (3,653)
  Change in Unrealized
    Appreciation
    (Depreciation) on
    Investments and Foreign
    Currency Transactions           950      (714)    3,107    (19,706)
                                -------  --------  --------   --------
  (Decrease) in Net Assets
    Resulting from Operations      (935)   (7,004)   (7,400)   (19,834)
                                -------  --------  --------   --------
DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from Net
    Investment Income:
    I Class                         (84)     (354)       --     (5,554)
  Distributions from Net
    Realized Gain:
    I Class                          --    (4,474)       --         --
                                -------  --------  --------   --------
  Total Distributions to
    Shareholders                    (84)   (4,828)       --     (5,554)
                                -------  --------  --------   --------
NET CAPITAL SHARE TRANSACTIONS
  I Class                        (2,605)  (24,903)      831     21,709
                                -------  --------  --------   --------
  (Decrease) in Net Assets       (3,624)  (36,735)   (6,569)    (3,679)
NET ASSETS
  Beginning of Year               4,438    41,173    43,230     46,909
                                -------  --------  --------   --------
  End of Year                   $   814  $  4,438  $ 36,661   $ 43,230
                                =======  ========  ========   ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

40
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NOTES TO FINANCIAL STATEMENTS                                   OCTOBER 31, 2002

NOTE 1 -- ORGANIZATION

TCW Galileo Funds, Inc., a Maryland corporation (the "Company"), is an open-end management investment company registered under the Investment Company Act of 1940, (the "1940 Act"), as amended, that currently offers a selection of 28 no-load mutual funds known as the TCW Galileo Funds (the "Funds"). TCW Investment Management Company (the "Advisor") is the investment advisor to the Funds and is registered under the Investment Advisors Act of 1940. Prior to August 6, 2002, TCW London International, Limited was a sub-advisor for the TCW Galileo Asia Pacific Equities Fund, the TCW Galileo Emerging Markets Equities Fund, the TCW Galileo European Equities Fund, the TCW Galileo Japanese Equities Fund, and the TCW Galileo Select International Equities Fund. Effective
August 6, 2002, the Advisor has retained Societe Generale Asset Management International Ltd. (regulated by the Financial Services Authority in the United Kingdom) to act as a sub-advisor to the TCW Galileo Emerging Markets Equities Fund, the TCW Galileo European Equities Fund, the TCW Galileo Japanese Equities Fund, and the TCW Galileo Select International Equities Fund, and has retained SGY Asset Management (Singapore) Ltd. ("SGY") to act as sub-advisor to the TCW Galileo Asia Pacific Equities Fund. The Advisor and SGY are the second-tier subsidiaries of Societe Generale Asset Management, S.A. Each Fund has distinct investment objectives and policies. Investors Bank & Trust Company serves as the administrator of the Funds.

The Funds' financial statements are separated into three reports: 1) U.S. Equities Funds, 2) U.S. Fixed Income Funds, and 3) International Funds.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their financial statements.

PRINCIPLES OF ACCOUNTING: The Funds use the accrual method of accounting for financial reporting purposes.

ADOPTION OF NEW ACCOUNTING PRINCIPLE: Effective November 1, 2001, the Funds adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities using the daily, effective yield method. Prior to November 1, 2001, the Funds did not amortize premiums. The cumulative effect of this accounting change had no impact on total net assets of the Funds, but resulted in the following reclassifications of the components of net assets. At November 1, 2001, the following reclassification was made (amounts in thousands):

                                                NET UNREALIZED         UNDISTRIBUTED NET
                                          APPRECIATION/(DEPRECIATION)  INVESTMENT INCOME
                                          ---------------------------  -----------------
TCW Galileo Emerging Markets Income Fund             $(36)                    $36

The effect of this change for the year ended October 31, 2002 was to increase net investment income by (amounts in thousands) $653, decrease unrealized appreciation (depreciation) by $568, and decrease net realized gain by $85. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in policy.

SECURITY VALUATIONS: Equity fund securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities for which over-the-counter market quotations are readily available, are valued at the latest bid price.

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
INTERNATIONAL
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security's market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company's Board of Directors.

Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized value using their value of the 61st day prior to maturity.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Premiums and discounts on securities purchased are amortized using a constant yield to maturity method. Realized gains and losses on investments are recorded on the basis of specific identification.

FOREIGN CURRENCY TRANSLATION: The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statements of Operations with the related net realized gain (loss). Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes. It is not practicable to separately identify that portion of gains and losses of the Funds that arise as a result of changes in the exchange rates from the fluctuations that arise from changes in market prices of investments during the year.

FORWARD FOREIGN CURRENCY CONTRACTS: Certain Funds may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar (see Note 10).

REPURCHASE AGREEMENTS: The Funds may invest in repurchase agreements secured by U.S. Government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

SECURITY LENDING: The Funds may lend their securities to qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds receive compensation for lending their securities (see
Note 3).

42
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                                                                OCTOBER 31, 2002

OPTIONS: Premiums received from call options written are recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. If the option expires unexercised, premiums received are realized as a gain at expiration date. If the position is closed prior to expiration, a gain or loss is realized based on premiums received, less the cost to close the option. When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized. Call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. There were no option contracts entered into during the year ended October 31, 2002.

DEFERRED ORGANIZATION COSTS: Organizational costs for all of the funds have been fully amortized.

ALLOCATION OF OPERATING ACTIVITY: Investment income, common expenses and realized gains and losses are allocated among the classes of shares of the Fund based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares are charged to that classes operations (see Note 6). All other expenses are charged to each Fund as incurred on a specific identification basis.

NET ASSET VALUE: The Net Asset Value of each Fund's shares is determined by dividing the net assets of the Fund by the number of issued and outstanding shares on each business day as of 1:00 P.M. Pacific Standard/Daylight Time.

DIVIDENDS AND DISTRIBUTIONS: The TCW Galileo Emerging Markets Income Fund declares and pays, or reinvests, dividends from net investment income monthly. All other funds declare and pay, or reinvest, dividends from net investment income annually. Any net long-term and net short-term capital gains earned by a fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

The TCW Galileo Emerging Markets Income Fund reclassified (amount in thousands) $434 from undistributed net investment income to undistributed net realized
(loss) at October 31, 2002 as a result of permanent differences between book and tax.

RECLASSIFICATIONS: Certain reclassifications were made to the prior periods' Statements of Changes in Net Assets and Financial Highlights relating to distributions for presentation purposes only. These reclassifications had no effect on the net assets or net asset value per share.

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
INTERNATIONAL
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 3 -- SECURITY LENDING

The Funds listed below loaned securities that were collateralized in cash which was invested in short-term investments as of October 31, 2002 (amounts in thousands):

                                      MARKET VALUE OF                       SECURITIES
                                     LOANED SECURITIES  COLLATERAL VALUE  LENDING INCOME*
                                     -----------------  ----------------  ---------------
TCW Galileo Emerging Markets
  Equities Fund                            $1,367            $1,387             $16
TCW Galileo European Equities Fund            851               899               3
TCW Galileo Japanese Equities Fund            157               165              --
TCW Galileo Select International
  Equities Fund                             3,363             3,550               9

  *  NET OF BROKER FEES.

In addition, the TCW Galileo Asia Pacific Equities Fund earned (amount in thousands) $3 from securities lending activities for the year ended October 31, 2002. Securities lending income is included in interest income in the Statements of Operations.

NOTE 4 -- FEDERAL INCOME TAXES

It is the policy of each Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

For the year ended October 31, 2002 the funds below realized on a tax basis the following net realized losses on security transactions (amounts in thousands):

                                                    NET REALIZED LOSS
                                                    -----------------
TCW Galileo Asia Pacific Equities Fund                  $   (112)
TCW Galileo Emerging Markets Equities Fund                (1,564)
TCW Galileo European Equities Fund                        (3,067)
TCW Galileo Japanese Equities Fund                        (1,899)
TCW Galileo Select International Equities Fund           (10,080)

At October 31, 2002, the components of distributable earnings (excluding unrealized appreciation/depreciation disclosed below) on a tax basis were as follows (amounts in thousands):

                                                                          TOTAL
                                      UNDISTRIBUTED   UNDISTRIBUTED   DISTRIBUTABLE
                                     ORDINARY INCOME  LONG-TERM GAIN    EARNINGS
                                     ---------------  --------------  -------------
TCW Galileo Emerging Markets
  Equities Fund                           $277            $   --         $  277
TCW Galileo Emerging Markets Income
  Fund                                     309             1,361          1,669

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--------------------------------------------------------------------------------

                                                                OCTOBER 31, 2002

During the year ended October 31, 2002, the tax character of distributions paid was as follows (amounts in thousands):

                                 TCW GALILEO   TCW GALILEO
                                  EMERGING      EMERGING     TCW GALILEO    TCW GALILEO
                                   MARKETS       MARKETS      EUROPEAN       JAPANESE
                                EQUITIES FUND  INCOME FUND  EQUITIES FUND  EQUITIES FUND
                                -------------  -----------  -------------  -------------
Distributions paid from:
  Ordinary Income                   $392         $4,283         $222            $84
  Long-Term Capital Gain              --          2,025           --             --
                                    ----         ------         ----            ---
Total Distributions                 $392         $6,308         $222            $84
                                    ====         ======         ====            ===

At October 31, 2002, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

                                 TCW GALILEO     TCW GALILEO       TCW GALILEO      TCW GALILEO
                                ASIA PACIFIC   EMERGING MARKETS  EMERGING MARKETS    EUROPEAN
                                EQUITIES FUND   EQUITIES FUND      INCOME FUND     EQUITIES FUND
                                -------------  ----------------  ----------------  -------------
Unrealized Appreciation            $  671          $ 2,410           $ 4,878          $   410
Unrealized (Depreciation)            (815)          (7,033)           (4,190)          (1,237)
                                   ------          -------           -------          -------
Net Unrealized Appreciation
  (Depreciation)                   $ (144)         $(4,623)          $   688          $  (827)
                                   ======          =======           =======          =======
Cost of Investments for
  Federal Income Tax Purposes      $8,878          $31,219           $79,441          $ 9,991
                                   ======          =======           =======          =======

                                                 TCW GALILEO
                                 TCW GALILEO        SELECT
                                  JAPANESE      INTERNATIONAL
                                EQUITIES FUND   EQUITIES FUND
                                -------------  ----------------
Unrealized Appreciation            $    4          $ 1,228
Unrealized (Depreciation)            (220)          (6,537)
                                   ------          -------
Net Unrealized (Depreciation)      $ (216)         $(5,309)
                                   ======          =======
Cost of Investments for
  Federal Income Tax Purposes      $1,210          $46,642
                                   ======          =======

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
INTERNATIONAL
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 4 -- FEDERAL INCOME TAXES (CONTINUED)

At October 31, 2002, the following Funds had net realized loss carryforwards for federal income tax purposes (amounts in thousands):

                                             EXPIRING IN
                           -----------------------------------------------
                            2004    2005    2006    2007    2009    2010
                           ------  ------  ------  ------  ------  -------
TCW Galileo Asia Pacific
  Equities Fund            $   --  $   --  $   --  $   --  $  820  $   112
TCW Galileo Emerging
  Markets Equities Fund     3,457   4,623   3,399   2,300   3,732    1,564
TCW Galileo European
  Equities Fund                --      --      --      --   8,605    3,067
TCW Galileo Japanese
  Equities Fund                --      --      --      --   6,975    1,899
TCW Galileo Select
  International Equities
  Fund                         --      --      --      --   1,724   10,080

NOTE 5 -- FUND EXPENSES

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net asset value:

TCW Galileo Asia Pacific Equities Fund               1.00%
TCW Galileo Emerging Markets Equities Fund           1.00%
TCW Galileo Emerging Markets Income Fund             0.75%
TCW Galileo European Equities Fund                   0.75%
TCW Galileo Japanese Equities Fund                   0.75%
TCW Galileo Select International Equities Fund       0.75%

The ordinary operating expenses for the following Funds (each share class) are limited to the average of the total expense ratios as reported by Lipper Analytical Services, Inc. for each Fund's respective investment objective, which is subject to change on a monthly basis. The average expense ratios reported by Lipper Analytical Services, Inc. as they relate to each Fund were:

TCW Galileo Asia Pacific Equities Fund               2.18%
TCW Galileo Emerging Markets Equities Fund           2.16%
TCW Galileo Emerging Markets Income Fund             1.50%
TCW Galileo European Equities Fund                   1.85%
TCW Galileo Japanese Equities Fund                   2.18%
TCW Galileo Select International Equities Fund       1.68%

Certain officers and/or directors of the Company are officers and/or directors of the Advisor.

NOTE 6 -- DISTRIBUTION PLAN

TCW Brokerage Services ("Distributor"), an affiliate of the Advisor, serves as the non-exclusive distributor of each class of the Company's shares. The Company has a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class shares of each fund. Under the terms of the plan, each Fund compensates the distributor at a rate equal to 0.25% of the average daily net assets of the fund attributable to its N Class shares for distribution and related services.

46
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                                                                OCTOBER 31, 2002

NOTE 7 -- PURCHASES AND SALES OF SECURITIES

Investment transactions (excluding short-term investments) for the year ended October 31, 2002, were as follows (amounts in thousands):

                                 TCW GALILEO     TCW GALILEO       TCW GALILEO      TCW GALILEO
                                ASIA PACIFIC   EMERGING MARKETS  EMERGING MARKETS    EUROPEAN
                                EQUITIES FUND   EQUITIES FUND      INCOME FUND     EQUITIES FUND
                                -------------  ----------------  ----------------  -------------
Purchases at Cost                  $7,939          $ 4,421           $84,236          $ 8,210
                                   ======          =======           =======          =======
Sales Proceeds                     $8,157          $11,424           $31,660          $17,513
                                   ======          =======           =======          =======

                                                 TCW GALILEO
                                 TCW GALILEO        SELECT
                                  JAPANESE      INTERNATIONAL
                                EQUITIES FUND   EQUITIES FUND
                                -------------  ----------------
Purchases at Cost                  $3,923          $53,023
                                   ======          =======
Sales Proceeds                     $6,745          $49,982
                                   ======          =======

There were no purchases or sales of U.S. Government Securities for the year ended October 31, 2002.

NOTE 8 -- CAPITAL SHARE TRANSACTIONS

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in each fund's shares were as follows:

TCW GALILEO ASIA PACIFIC EQUITIES FUND
I CLASS                                         YEAR ENDED                    YEAR ENDED
                                             OCTOBER 31, 2002              OCTOBER 31, 2001
                                        --------------------------  ------------------------------
                                                        AMOUNT                          AMOUNT
                                          SHARES    (IN THOUSANDS)      SHARES      (IN THOUSANDS)
                                        ----------  --------------  --------------  --------------
Shares Sold                              1,204,438     $  8,639          212,924       $  1,441
Shares Issued upon Reinvestment of
  Dividends                                     --           --           53,664            410
Shares Redeemed                         (1,165,635)      (8,486)        (553,223)        (4,083)
                                        ----------     --------      -----------       --------
Net Increase (Decrease)                     38,803     $    153         (286,635)      $ (2,232)
                                        ==========     ========      ===========       ========

TCW GALILEO EMERGING MARKETS EQUITIES         YEAR ENDED                    YEAR ENDED
FUND                                       OCTOBER 31, 2002              OCTOBER 31, 2001
I CLASS                                 --------------------------  ------------------------------
                                                      AMOUNT                          AMOUNT
                                        SHARES      (IN THOUSANDS)    SHARES        (IN THOUSANDS)
                                        ----------  --------------  --------------  --------------
Shares Sold                              5,457,205     $ 37,711          224,026       $  1,526
Shares Issued upon Reinvestment of
  Dividends                                 40,094          275        2,237,920         16,615
Shares Redeemed                         (6,162,302)     (43,620)      (2,628,802)       (18,789)
                                        ----------     --------      -----------       --------
Net (Decrease)                            (665,003)    $ (5,634)        (166,856)      $   (648)
                                        ==========     ========      ===========       ========

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
INTERNATIONAL
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 -- CAPITAL SHARE TRANSACTIONS (CONTINUED)

TCW GALILEO EMERGING MARKETS INCOME           YEAR ENDED                    YEAR ENDED
FUND                                       OCTOBER 31, 2002              OCTOBER 31, 2001
I CLASS                                 --------------------------  ------------------------------
                                                      AMOUNT                          AMOUNT
                                        SHARES      (IN THOUSANDS)    SHARES        (IN THOUSANDS)
                                        ----------  --------------  --------------  --------------
Shares Sold                              8,693,424     $ 68,299          421,768       $  3,409
Shares Issued upon Reinvestment of
  Dividends                                644,155        5,140          706,404          5,753
Shares Redeemed                         (1,632,424)     (12,931)     (12,148,162)       (99,052)
                                        ----------     --------      -----------       --------
Net Increase (Decrease)                  7,705,155     $ 60,508      (11,019,990)      $(89,890)
                                        ==========     ========      ===========       ========

TCW GALILEO EUROPEAN EQUITIES FUND
I CLASS                                       YEAR ENDED                    YEAR ENDED
                                           OCTOBER 31, 2002              OCTOBER 31, 2001
                                        --------------------------  ------------------------------
                                                      AMOUNT                          AMOUNT
                                        SHARES      (IN THOUSANDS)    SHARES        (IN THOUSANDS)
                                        ----------  --------------  --------------  --------------
Shares Sold                                223,186     $  1,559          697,851       $  8,734
Shares Issued upon Reinvestment of
  Dividends                                 15,463          138          267,959          3,395
Shares Redeemed                         (1,223,995)      (9,626)      (3,508,034)       (41,459)
                                        ----------     --------      -----------       --------
Net (Decrease)                            (985,346)    $ (7,929)      (2,542,224)      $(29,330)
                                        ==========     ========      ===========       ========

TCW GALILEO EUROPEAN EQUITIES FUND
N CLASS                                       YEAR ENDED                    YEAR ENDED
                                           OCTOBER 31, 2002              OCTOBER 31, 2001
                                        --------------------------  ------------------------------
                                                      AMOUNT                          AMOUNT
                                        SHARES      (IN THOUSANDS)    SHARES        (IN THOUSANDS)
                                        ----------  --------------  --------------  --------------
Shares Sold                              1,957,158     $ 15,131        1,549,172       $ 15,191
Shares Issued upon Reinvestment of
  Dividends                                     --           --            1,171             14
Shares Redeemed                         (2,019,232)     (15,959)      (1,447,751)       (14,353)
                                        ----------     --------      -----------       --------
Net Increase (Decrease)                    (62,074)    $   (828)         102,592       $    852
                                        ==========     ========      ===========       ========

TCW GALILEO JAPANESE EQUITIES FUND
I CLASS                                       YEAR ENDED                    YEAR ENDED
                                           OCTOBER 31, 2002              OCTOBER 31, 2001
                                        --------------------------  ------------------------------
                                                      AMOUNT                          AMOUNT
                                        SHARES      (IN THOUSANDS)    SHARES        (IN THOUSANDS)
                                        ----------  --------------  --------------  --------------
Shares Sold                                667,452     $  4,631          906,839       $  8,919
Shares Issued upon Reinvestment of
  Dividends                                  2,057           14          219,008          2,472
Shares Redeemed                         (1,081,642)      (7,250)      (3,630,400)       (36,294)
                                        ----------     --------      -----------       --------
Net (Decrease)                            (412,133)    $ (2,605)      (2,504,553)      $(24,903)
                                        ==========     ========      ===========       ========

48
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                                                                OCTOBER 31, 2002

TCW GALILEO SELECT INTERNATIONAL              YEAR ENDED                    YEAR ENDED
EQUITIES FUND                              OCTOBER 31, 2002              OCTOBER 31, 2001
I CLASS                                 --------------------------  ------------------------------
                                                      AMOUNT                          AMOUNT
                                        SHARES      (IN THOUSANDS)    SHARES        (IN THOUSANDS)
                                        ----------  --------------  --------------  --------------
Shares Sold                              5,526,117     $ 43,511        6,397,775       $ 67,968
Shares Issued upon Reinvestment of
  Dividends                                     --           --          363,793          4,427
Shares Redeemed                         (5,423,681)     (42,680)      (4,855,556)       (50,686)
                                        ----------     --------      -----------       --------
Net Increase                               102,436     $    831        1,906,012       $ 21,709
                                        ==========     ========      ===========       ========

NOTE 9 -- RESTRICTED SECURITIES:

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There are no restricted securities (excluding 144A issues) at October 31, 2002.

NOTE 10 -- SUBSEQUENT EVENT

Effective November 1, 2002, the TCW Galileo Aggressive Growth Fund, the TCW Galileo Large Cap Value Fund, the TCW Galileo Opportunity Fund, the TCW Galileo Select International Equities Fund, the TCW Galileo Small Cap Growth Fund, the TCW Galileo Small Cap Value Fund and the TCW Galileo Value Opportunities Fund began offering K Class shares. These shares are not currently available to the general public.

TCW GALILEO ASIA PACIFIC EQUITIES FUND
--------------------------------------------------------------------------------

I CLASS
FINANCIAL HIGHLIGHTS

                                     YEAR ENDED OCTOBER 31,
                           ------------------------------------------
                            2002    2001     2000     1999     1998
                           ------  -------  -------  -------  -------
Net Asset Value per
  Share, Beginning of
  Year                     $ 6.20  $  8.16  $  8.37  $  5.09  $  7.37
                           ------  -------  -------  -------  -------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net Investment Income
  (Loss) (2)                (0.03)      --    (0.06)   (0.02)    0.02
Net Realized and
  Unrealized Gain (Loss)
  on Investments             0.44    (1.69)   (0.15)    3.30    (1.04)
                           ------  -------  -------  -------  -------
Total from Investment
  Operations                 0.41    (1.69)   (0.21)    3.28    (1.02)
                           ------  -------  -------  -------  -------
LESS DISTRIBUTIONS:
Distributions from Net
  Realized Gain                --    (0.27)      --       --    (1.26)
                           ------  -------  -------  -------  -------
Net Asset Value per
  Share, End of Year       $ 6.61  $  6.20  $  8.16  $  8.37  $  5.09
                           ======  =======  =======  =======  =======
Total Return                 6.61%  (21.33)%   (2.51)%   64.44%  (14.80)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Year
  (in thousands)           $8,777  $ 7,996  $12,858  $22,070  $ 8,482
Ratio of Expenses to
  Average Net Assets         2.13%(1)    2.17%(1)    1.80%(1)    2.03%(1)    2.48%
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets        (0.40)%    0.01%   (0.56)%   (0.34)%    0.36%
Portfolio Turnover Rate     88.24%   45.49%   79.17%  119.72%  190.33%

(1) THE INVESTMENT ADVISOR HAD VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT ANNUAL OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL OPERATING EXPENSES, AS A PERCENTAGE OF NET ASSETS, WOULD HAVE BEEN 2.18%, 2.42%, 1.94%, AND 2.05% FOR THE YEARS ENDED OCTOBER 31, 2002, 2001, 2000, AND 1999, RESPECTIVELY.
(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO EMERGING MARKETS EQUITIES FUND
                                                                          [ICON]
--------------------------------------------------------------------------------
I CLASS
FINANCIAL HIGHLIGHTS

                                     YEAR ENDED OCTOBER 31,
                           -------------------------------------------
                            2002     2001     2000     1999     1998
                           -------  -------  -------  -------  -------
Net Asset Value per
  Share, Beginning of
  Year                     $  6.24  $  7.61  $  7.87  $  5.57  $  8.32
                           -------  -------  -------  -------  -------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net Investment Income
  (Loss) (2)                  0.08     0.07     0.01    (0.02)    0.09
Net Realized and
  Unrealized Gain (Loss)
  on Investments              0.18    (1.44)   (0.27)    2.32    (2.83)
                           -------  -------  -------  -------  -------
Total from Investment
  Operations                  0.26    (1.37)   (0.26)    2.30    (2.74)
                           -------  -------  -------  -------  -------
LESS DISTRIBUTIONS:
Distributions from Net
  Investment Income          (0.08)      --       --       --    (0.01)
                           -------  -------  -------  -------  -------
Net Asset Value per
  Share, End of Year       $  6.42  $  6.24  $  7.61  $  7.87  $  5.57
                           =======  =======  =======  =======  =======
Total Return                  4.14%  (18.00)%   (3.30)%   41.29%  (32.97)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Year
  (in thousands)           $24,504  $27,981  $35,406  $26,591  $18,763
Ratio of Expenses to
  Average Net Assets          1.64%    1.65%    1.47%    2.02%(1)    1.70%
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets          1.16%    1.03%    0.08%   (0.24)%    1.15%
Portfolio Turnover Rate      17.34%   43.10%   84.76%  152.93%  102.28%

(1) THE INVESTMENT ADVISOR HAD VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS FOR THE YEAR ENDED OCTOBER 31, 1999. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL OPERATING EXPENSES, AS A PERCENTAGE OF NET ASSETS, WOULD HAVE BEEN 2.50% FOR THE YEAR ENDED OCTOBER 31, 1999.
(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO EMERGING MARKETS INCOME FUND
--------------------------------------------------------------------------------

I CLASS
FINANCIAL HIGHLIGHTS

                                                                         JUNE 3, 1998
                                                                        (COMMENCEMENT
                                     YEAR ENDED OCTOBER 31,             OF OPERATIONS)
                           ------------------------------------------      THROUGH
                            2002 (3)      2001      2000       1999    OCTOBER 31, 1998
                           -----------  --------  ---------  --------  ----------------
Net Asset Value per
  Share, Beginning of
  Period                     $  8.21    $  8.15   $   7.84   $  6.58        $ 10.00
                             -------    -------   --------   -------        -------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net Investment Income (4)       0.76       0.78       0.85      0.84           0.37
Net Realized and
  Unrealized Gain (Loss)
  on Investments                0.25       0.13       0.30      1.25          (3.41)
                             -------    -------   --------   -------        -------
Total from Investment
  Operations                    1.01       0.91       1.15      2.09          (3.04)
                             -------    -------   --------   -------        -------
LESS DISTRIBUTIONS:
Distributions from Net
  Investment Income            (0.71)     (0.78)     (0.84)    (0.83)         (0.38)
Distributions from Net
  Realized Gain                (0.58)     (0.07)        --        --             --
                             -------    -------   --------   -------        -------
Total Distributions            (1.29)     (0.85)     (0.84)    (0.83)         (0.38)
                             -------    -------   --------   -------        -------
Net Asset Value per
  Share, End of Period       $  7.93    $  8.21   $   8.15   $  7.84        $  6.58
                             =======    =======   ========   =======        =======
Total Return                   12.96%     11.77%     15.12%    33.31%        (30.67)% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period
  (in thousands)             $81,758    $21,374   $110,961   $81,113        $30,090
Ratio of Expenses to
  Average Net Assets            1.10%      1.08%      0.99%     1.01%          1.53% (2)
Ratio of Net Investment
  Income to Average Net
  Assets                        9.52%      9.50%     10.22%    11.37%         11.90% (2)
Portfolio Turnover Rate        73.13%     58.46%    109.20%   113.00%         68.46% (1)

(1) FOR THE PERIOD JUNE 3, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 1998 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUM AND DISCOUNT ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED OCTOBER 31, 2002 WAS TO INCREASE NET INVESTMENT INCOME PER SHARE BY $0.107, DECREASE NET REALIZED GAINS AND LOSSES PER SHARE BY $0.107 AND INCREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 8.18% TO 9.52%. PER SHARES AND RATIOS/ SUPPLEMENTAL DATA FOR PERIODS PRIOR TO NOVEMBER 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.
(4)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO EUROPEAN EQUITIES FUND
                                                                          [ICON]
--------------------------------------------------------------------------------
I CLASS
FINANCIAL HIGHLIGHTS

                                                               NOVEMBER 3, 1997
                                                                (COMMENCEMENT
                                 YEAR ENDED OCTOBER 31,         OF OPERATIONS)
                           ----------------------------------      THROUGH
                            2002     2001     2000     1999    OCTOBER 31, 1998
                           -------  -------  -------  -------  ----------------
Net Asset Value per
  Share, Beginning of
  Period                   $  8.71  $ 13.94  $ 13.11  $ 11.70      $ 10.00
                           -------  -------  -------  -------      -------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net Investment Income
  (Loss) (4)                 (0.01)      --    (0.01)    0.07         0.06
Net Realized and
  Unrealized Gain (Loss)
  on Investments             (1.95)   (4.27)    1.44     1.65         1.64
                           -------  -------  -------  -------      -------
Total from Investment
  Operations                 (1.96)   (4.27)    1.43     1.72         1.70
                           -------  -------  -------  -------      -------
LESS DISTRIBUTIONS:
Distributions from Net
  Investment Income          (0.11)      --    (0.05)   (0.03)          --
Distributions from Net
  Realized Gain                 --    (0.96)   (0.55)   (0.28)          --
                           -------  -------  -------  -------      -------
Total Distributions          (0.11)   (0.96)   (0.60)   (0.31)          --
                           -------  -------  -------  -------      -------
Net Asset Value per
  Share, End of Period     $  6.64  $  8.71  $ 13.94  $ 13.11      $ 11.70
                           =======  =======  =======  =======      =======
Total Return                (22.86)%  (32.79)%   10.82%   15.16%       17.00% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period
  (in thousands)           $ 7,570  $18,502  $65,054  $95,489      $63,994
Ratio of Expenses to
  Average Net Assets          1.82%(3)    1.32%    1.12%    1.01%        1.06% (2)
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets         (0.13)%    0.01%   (0.09)%    0.58%        0.52% (2)
Portfolio Turnover Rate      58.98%   97.47%   96.40%   95.21%       72.05% (1)

(1) FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 1998 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 1.84% FOR THE YEAR ENDED OCTOBER 31, 2002.
(4)  COMPUTED USING AVERAGE SHARES OUSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO EUROPEAN EQUITIES FUND
--------------------------------------------------------------------------------

N CLASS
FINANCIAL HIGHLIGHTS

                                                           MARCH 1, 1999
                                                          (COMMENCEMENT OF
                                                            OFFERING OF
                                 YEAR ENDED OCTOBER 31,   N CLASS SHARES)
                                ------------------------      THROUGH
                                 2002     2001     2000   OCTOBER 31, 1999
                                -------  -------  ------  ----------------
Net Asset Value per Share,
  Beginning of Period           $  8.63  $ 13.89  $13.14       $12.37
                                -------  -------  ------       ------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net Investment Income
  (Loss) (4)                      (0.01)   (0.06)  (0.09)        0.09
Net Realized and Unrealized
  Gain (Loss) on Investments      (1.91)   (4.24)   1.43         0.68
                                -------  -------  ------       ------
Total from Investment
  Operations                      (1.92)   (4.30)   1.34         0.77
                                -------  -------  ------       ------
LESS DISTRIBUTIONS:
Distributions from Net
  Investment Income                  --       --   (0.04)          --
Distributions from Net
  Realized Gain                      --    (0.96)  (0.55)          --
                                -------  -------  ------       ------
Total Distributions                  --    (0.96)  (0.59)          --
                                -------  -------  ------       ------
Net Asset Value per Share, End
  of Period                     $  6.71  $  8.63  $13.89       $13.14
                                =======  =======  ======       ======
Total Return                     (22.25)%  (33.15)%  10.08%        6.23% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in
  thousands)                    $   377  $ 1,019  $  217       $  149
Ratio of Expenses to Average
  Net Assets                       1.83%(3)    1.81%(3)   1.77%(3)        1.69% (2)(3)
Ratio of Net Investment Income
  (Loss) to Average Net Assets    (0.16)%   (0.58)%  (0.56)%        1.12% (2)
Portfolio Turnover Rate           58.98%   97.47%  96.40%       95.21% (1)

(1) FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) THROUGH OCTOBER 31, 1999 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 12.45%, 9.09% AND 12.03% FOR THE YEARS ENDED OCTOBER 31, 2002, 2001 AND
     2000, AND 54.30% FOR THE PERIOD FROM MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) THROUGH OCTOBER 31, 1999.
(4)  COMPUTED USING AVERAGE SHARES OUSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO JAPANESE EQUITIES FUND
                                                                          [ICON]
--------------------------------------------------------------------------------
I CLASS
FINANCIAL HIGHLIGHTS

                                                               NOVEMBER 3, 1997
                                                                (COMMENCEMENT
                                 YEAR ENDED OCTOBER 31,         OF OPERATIONS)
                           ----------------------------------      THROUGH
                            2002     2001     2000     1999    OCTOBER 31, 1998
                           -------  -------  -------  -------  ----------------
Net Asset Value per
  Share, Beginning of
  Period                   $  7.77  $ 13.39  $ 15.28  $  8.43      $ 10.00
                           -------  -------  -------  -------      -------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net Investment Income
  (Loss) (4)                 (0.12)    0.22    (0.10)   (0.02)       (0.04)
Net Realized and
  Unrealized Gain (Loss)
  on Investments             (2.39)   (3.87)    0.29     6.87        (1.46)
                           -------  -------  -------  -------      -------
Total from Investment
  Operations                 (2.51)   (3.65)    0.19     6.85        (1.50)
                           -------  -------  -------  -------      -------
LESS DISTRIBUTIONS:
Distributions from Net
  Investment Income          (0.15)   (0.16)   (0.05)      --        (0.07)
Distributions from Net
  Realized Gain                 --    (1.81)   (2.03)      --           --
                           -------  -------  -------  -------      -------
Total Distributions          (0.15)   (1.97)   (2.08)      --        (0.07)
                           -------  -------  -------  -------      -------
Net Asset Value per
  Share, End of Period     $  5.11  $  7.77  $ 13.39  $ 15.28      $  8.43
                           =======  =======  =======  =======      =======
Total Return                (32.84)%  (31.50)%    0.39%   81.26%      (14.88)% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period
  (in thousands)           $   814  $ 4,438  $41,173  $76,975      $28,648
Ratio of Expenses to
  Average Net Assets          1.98%(3)    1.67%    1.16%    1.04%        1.20% (2)(3)
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets         (1.76)%    2.14%   (0.62)%   (0.17)%       (0.48)% (2)
Portfolio Turnover Rate     224.80%   98.68%  167.56%  149.76%      178.53% (1)

(1) FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 1998 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR HAD VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS FOR THE YEAR ENDED OCTOBER 31, 2002, AND TO 1.20% OF NET ASSETS THROUGH OCTOBER 31, 1998. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS WOULD HAVE BEEN 5.45% FOR THE YEAR ENDED OCTOBER 31, 2002 AND 1.51% FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 1998.
(4)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO SELECT INTERNATIONAL EQUITIES FUND
--------------------------------------------------------------------------------

I CLASS
FINANCIAL HIGHLIGHTS

                                                                NOVEMBER 3, 1997
                                                                 (COMMENCEMENT
                                 YEAR ENDED OCTOBER 31,          OF OPERATIONS)
                           -----------------------------------      THROUGH
                            2002     2001     2000      1999    OCTOBER 31, 1998
                           -------  -------  -------  --------  ----------------
Net Asset Value per
  Share, Beginning of
  Period                   $  8.32  $ 14.25  $ 13.67  $  10.75      $ 10.00
                           -------  -------  -------  --------      -------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net Investment Income (4)     0.01     0.79     1.93      0.21         0.05
Net Realized and
  Unrealized Gain (Loss)
  on Investments             (1.41)   (5.07)   (0.80)     2.73         0.70
                           -------  -------  -------  --------      -------
Total from Investment
  Operations                 (1.40)   (4.28)    1.13      2.94         0.75
                           -------  -------  -------  --------      -------
LESS DISTRIBUTIONS:
Distributions from Net
  Investment Income             --    (1.65)      --     (0.02)          --
Distributions from Net
  Realized Gain                 --       --    (0.55)       --           --
                           -------  -------  -------  --------      -------
Total Distributions             --    (1.65)   (0.55)    (0.02)          --
                           -------  -------  -------  --------      -------
Net Asset Value per
  Share, End of Period     $  6.92  $  8.32  $ 14.25  $  13.67      $ 10.75
                           =======  =======  =======  ========      =======
Total Return                (16.83)%  (33.69)%    8.07%    27.39%        7.50% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period
  (in thousands)           $36,661  $43,230  $46,909  $112,336      $74,853
Ratio of Expenses to
  Average Net Assets          1.17%    0.90%(3)    0.25%     0.18%        0.17% (2)
Ratio of Net Investment
  Income to Average Net
  Assets                      0.16%    7.45%   12.28%     1.70%        0.50% (2)
Portfolio Turnover Rate     123.93%  193.27%   36.08%    27.78%       21.12% (1)

(1) FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 1998 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR HAD VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS FOR THE YEAR ENDED OCTOBER 31, 2001. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL OPERATING EXPENSES, AS A PERCENTAGE OF NET ASSETS, WOULD HAVE BEEN 1.14% FOR THE YEAR ENDED OCTOBER 31, 2001.
(4)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS, INC.
                                                                          [ICON]
--------------------------------------------------------------------------------
INTERNATIONAL
INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders of TCW Galileo Funds, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of TCW Galileo Asia Pacific Equities Fund, TCW Galileo Emerging Markets Equities Fund, TCW Galileo Emerging Markets Income Fund, TCW Galileo European Equities Fund, TCW Galileo Japanese Equities Fund, TCW Galileo Select International Equities Fund (the "TCW Galileo International Funds") (six of twenty-eight funds comprising TCW Galileo Funds, Inc.) as of October 31, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years ended October 31, 2002 and 2001, and the financial highlights for each of the respective periods in the five years ended October 31, 2002. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2002 by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective TCW Galileo International Funds as of October 31, 2002, the results of their operations, the changes in their net assets, and their financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

December 17, 2002
Los Angeles, California

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
TAX INFORMATION NOTICE (UNAUDITED)

On account of the year ended October 31, 2002, the following fund paid a capital gain distribution within the meaning 852(b)(3)(c) of the Internal Revenue Code. The Fund designated as a capital gain distribution a portion of earnings and profits paid to shareholders in redemption of their shares.

                                                    AMOUNT PER
FUND                                                  SHARE
----                                                ----------
TCW Galileo Emerging Markets Income Fund              $0.14

This information is given to meet certain requirements of the Internal Revenue Code and should not be used by shareholders for preparing their income tax returns. For income tax preparation purposes, please refer to the calendar year end information you will receive from the Fund's transfer agent in January 2002.

                                                                          [ICON]
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DIRECTORS AND OFFICERS OF THE COMPANY

A board of eight directors is responsible for overseeing the operations of the 28 Galileo Funds. The directors of the Funds, and their business addresses and their principal occupations for the last five years are set forth below.

INDEPENDENT DIRECTORS

         NAME, ADDRESS,
            AGE AND                    TERM OF OFFICE AND           PRINCIPAL OCCUPATION(S)           OTHER DIRECTORSHIPS
      POSITION WITH FUNDS            LENGTH OF TIME SERVED            DURING PAST 5 YEARS               HELD BY DIRECTOR
 ------------------------------  ------------------------------  ------------------------------  ------------------------------
 Norman Barker, Jr. (79)         Mr. Barker has served as a      Private Investor.               ICN Pharmaceuticals, Inc., TCW
 9601 Wilshire Blvd.             director since inception of                                     Convertible Securities
 Beverly Hills, CA. 90210        TCW Galileo Funds, Inc. in                                      Fund, Inc. (closed end fund).
 Director                        September 1992.

 Samuel P. Bell (66)             Mr. Bell has served as a        President, Los Angeles          Apex Mortgage Capital, Inc.
 333 South Hope Street           director of TCW Galileo         Business Advisors since 1996.   (real estate investment trust)
 Suite 1253                      Funds, Inc. since October       Previously Mr. Bell served as   and TCW Convertible Securities
 Los Angeles, CA. 90071          2002.                           the Area Managing Partner of    Fund, Inc. (closed-end fund).
 Director                                                        Ernst & Young for the Pacific
                                                                 Southwest Area.

 Richard W. Call (77)            Mr. Call has served as a        Private Investor. Former        TCW Convertible Securities
 c/o Mayer, Brown & Platt        director of TCW Galileo         President of The Seaver         Fund, Inc. (closed-end fund).
 Counsel to the Independent      Funds, Inc. since February      Institute (a private
 Directors                       1994.                           foundation).
 1675 Broadway
 New York, NY 10019
 Director

 Matthew K. Fong (48)            Mr. Fong has served as a        Of Counsel Sheppard, Mullin,    ESS Technology, Inc.,
 333 South Hope Street           director of TCW Galileo         Richter & Hamilton (law firm)   American National Title, TCW
 Los Angeles, CA. 90071          Funds, Inc. since April 1999.   since 1999. From 1995 to 1998,  Convertible Securities
 Director                                                        Mr. Fong served as Treasurer    Funds, Inc. (closed-end
                                                                 of the State of California.     fund); Metropolitan West
                                                                                                 Capital Intrinsic Value Equity
                                                                                                 and International Value Equity
                                                                                                 Funds (mutual funds).

 John A. Gavin (71)              Mr. Gavin has served as a       Founder and Chairman of Gamma   Apex Mortgage Capital Inc.
 c/o Mayer, Brown & Platt        director of TCW Galileo         Holdings (international         (real estate investment
 Counsel to the Independent      Funds, Inc., since May 2001.    capital consulting firm).       trust), TCW Convertible
 Directors                                                                                       Securities Fund, Inc.
 1675 Broadway                                                                                   (closed-end fund). Hotchkis
 New York, NY 10019                                                                              and Wiley Funds (mutual funds)
 Director

 Patrick C. Haden (49)           Mr. Haden has served as a       General Partner, Riordan,       Elkay Plastics Co., Inc.,
 300 South Grand Avenue          director of TCW Galileo         Lewis & Haden (venture capital  Indy Mac Mortgage Holdings
 Los Angeles, CA. 90071          Funds, Inc. since May 2001.     firm).                          (mortgage banking), Tetra
 Director                                                                                        Tech, Inc. (environmental
                                                                                                 consulting), TCW Convertible
                                                                                                 Securities Fund, Inc.
                                                                                                 (closed-end fund).

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
DIRECTORS AND OFFICERS OF THE COMPANY (CONTINUED)

INTERESTED DIRECTORS

Each of these directors are "interested persons" of TCW Galileo Funds, Inc. ("Company") as defined in the 1940 Act because they are directors and officers of the Advisor, and shareholders and directors of The TCW Group, Inc., the parent company of the Advisor.

         NAME, ADDRESS,
            AGE AND                    TERM OF OFFICE AND           PRINCIPAL OCCUPATION(S)           OTHER DIRECTORSHIPS
      POSITION WITH FUNDS            LENGTH OF TIME SERVED            DURING PAST 5 YEARS               HELD BY DIRECTOR
 ------------------------------  ------------------------------  ------------------------------  ------------------------------
 Marc I. Stern (57)              Mr. Stern has served as a       President and Director, The     Apex Mortgage Capital Inc.
 865 South Figueroa Street       director since inception of     TCW Group, Inc., Chairman,      (real estate investment
 Los Angeles, CA. 90017          TCW Galileo Funds, Inc. in      the Advisor, President and      trust), Qualcomm Incorporated
 Chairman                        September 1992.                 Vice Chairman, TCW Asset        (wireless communications).
                                                                 Management Company, Vice
                                                                 Chairman, Trust Company of the
                                                                 West.

 Thomas E. Larkin, Jr. (62)      Mr. Larkin has served as a      Vice Chairman, The TCW          None.
 865 South Figueroa Street       director since inception of     Group, Inc., the Advisor, TCW
 Los Angeles, CA. 90017          TCW Galileo Funds, Inc., in     Asset Management Company and
 Director                        September 1992.                 Trust Company of the West.

The officers of the Company who are not directors of the Company are:

                                        POSITION(S) HELD            PRINCIPAL OCCUPATION(S)
        NAME AND ADDRESS                  WITH COMPANY              DURING PAST 5 YEARS (1)
 ------------------------------  ------------------------------  ------------------------------
 Alvin R. Albe, Jr. (48)*        President                       President and Director, the
                                                                 Advisor, Executive Vice
                                                                 President and Director of TCW
                                                                 Asset Management Company and
                                                                 Trust Company of the West;
                                                                 Executive Vice President, The
                                                                 TCW Group, Inc.

 Michael E. Cahill (51)*         Senior Vice President, General  Managing Director, General
                                 Counsel and Assistant           Counsel and Secretary, the
                                 Secretary                       Advisor, The TCW Group, Inc.,
                                                                 Trust Company of the West and
                                                                 TCW Asset Management Company.

 Charles W. Baldiswieler (43)*   Senior Vice President           Managing Director, the
                                                                 Advisor, Trust Company of the
                                                                 West and TCW Asset Management
                                                                 Company.

 Dennis J. McCarthy (44)*        Senior Vice President           Senior Vice President, the
                                                                 Advisor, Trust Company of the
                                                                 West and TCW Asset Management
                                                                 Company since October, 1999.
                                                                 Previously, Vice President
                                                                 with Founders Asset
                                                                 Management.

 Ronald R. Redell (31)*          Senior Vice President           Senior Vice President, the
                                                                 Advisor, Trust Company of the
                                                                 West and TCW Asset Management
                                                                 Company since August, 2000.
                                                                 Previously, National Sales
                                                                 Manager with RS Investment
                                                                 Management (formerly Robertson
                                                                 Stephens).

                                                                          [ICON]
--------------------------------------------------------------------------------

                                        POSITION(S) HELD            PRINCIPAL OCCUPATION(S)
        NAME AND ADDRESS                  WITH COMPANY              DURING PAST 5 YEARS (1)
 ------------------------------  ------------------------------  ------------------------------
 Philip K. Holl (52)*            Secretary                       Senior Vice President and
                                                                 Associate General Counsel, the
                                                                 Advisor, Trust Company of the
                                                                 West and TCW Asset Management
                                                                 Company; Secretary to TCW
                                                                 Convertible Securities
                                                                 Fund, Inc.

 David S. DeVito (40)*           Treasurer                       Managing Director and Chief
                                                                 Financial Officer, the
                                                                 Advisor, Trust Company of the
                                                                 West and TCW Asset Management
                                                                 Company; Treasurer to TCW
                                                                 Convertible Securities
                                                                 Fund, Inc.

(1) POSITIONS WITH THE TCW GROUP, INC. AND ITS AFFILIATES MAY HAVE CHANGED OVER TIME.

  * ADDRESS IS 865 SOUTH FIGUEROA STREET, 18TH FLOOR, LOS ANGELES, CALIFORNIA 90017

In addition, Hilary G.D. Lord, Managing Director and Chief Compliance Officer of Trust Company of the West, TCW Asset Management Company and the Advisor, is an Assistant Secretary of the Company and George N. Winn, Vice President of Trust Company of the West, TCW Asset Management Company and the Advisor is Assistant Treasurer of the Company.

SHAREHOLDER INFORMATION

DIRECTORS AND OFFICERS

MARK I. STERN
Director and Chairman of the Board

NORMAN BARKER, JR.
Director

SAMUEL P. BELL
Director

RICHARD W. CALL
Director

MATTHEW W. FONG
Director

JOHN A. GAVIN
Director

PATRICK C. HADEN
Director

THOMAS E. LARKIN, JR.
Director

ALVIN R. ALBE, JR.
President

CHARLES W. BALDISWIELER
Senior Vice President

MICHAEL E. CAHILL
Senior Vice President,
General Counsel and Assistant Secretary

DENNIS J. MCCARTHY
Senior Vice President

RON R. REDELL
Senior Vice President

PHILIP K. HOLL
Secretary

HILARY G.D. LORD
Assistant Secretary

DAVID S. DEVITO
Treasurer

GEORGE WINN
Assistant Treasurer


INVESTMENT ADVISOR

TCW INVESTMENT MANAGEMENT COMPANY
865 South Figueroa Street
Los Angeles, California 90017
(213) 244-0000

CUSTODIAN & ADMINISTRATOR

INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, Massachusetts 02116

TRANSFER AGENT

PFPC INC.
400 Bellevue Parkway
Wilmington, Delaware 19809

DISTRIBUTOR

TCW BROKERAGE SERVICES
865 South Figueroa Street
Los Angeles, California 90017

INDEPENDENT AUDITORS

DELOITTE & TOUCHE, LLP
350 South Grand Avenue
Los Angeles, California 90071


GALartINT1002


TCW GALILEO FUNDS
OCTOBER 31, 2002